Variable Annuity-1 Series Account of New York

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-1 Series Account and Those Charged with Governance of Variable Annuity-1 Series Account of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-1 Series Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 11, 2025

Appendix A

The subaccounts that comprise Variable Annuity-1 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS International Value Portfolio, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Large Cap Growth Portfolio, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Relative Value Portfolio, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Sustainable International Thematic Portfolio, Class A	Not Applicable	For the period from January 1, 2024 to April 11, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 11, 2024 (cessation of operations)
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Allspring VT Discovery All Cap Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Discovery SMID Cap Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Opportunity Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Growth Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2024	For the period from March 22, 2024 (commencement of operations) to December 31, 2024	For the period from March 22, 2024 (commencement of operations) to December 31, 2024
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 2	Not Applicable	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS The Bond Fund of America, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Emerging Markets Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Large Cap Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Small Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Delaware VIP International Series, Standard Class	Not Applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)
Dimensional VA US Targeted Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

DWS Capital Growth VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Core Equity VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS CROCI U.S. VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Global Small Cap VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Growth VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Value Fund, Investor Class	As of December 31, 2024	Not Applicable	For the year ended December 31, 2024

Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderate Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Real Estate Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower SecureFoundation Balanced Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes Managed Volatility Fund II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Comstock Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. High Yield Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Main Street Mid Cap Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Small Cap Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Technology Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Balanced Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Global Research Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Research Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lazard Retirement Emerging Markets Equity Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Balanced Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century International Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Mid Cap Value Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP Baron Growth Opportunities Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

LVIP JPMorgan Core Bond Fund, Standard Class	As of December 31, 2024	For the period from November 25, 2024 (commencement of operations) to December 31, 2024	For the period from November 25, 2024 (commencement of operations) to December 31, 2024
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP Macquarie SMID Cap Core Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP Macquarie Value Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Emerging Markets Series, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP International Core Equity Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP International Core Equity Series, Standard Class	As of December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024
Macquarie VIP Small Cap Value Series, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Growth Portfolio, Initial Class	As of December 31, 2024	For the period from March 22, 2024 (commencement of operations) to December 31, 2024	For the period from March 22, 2024 (commencement of operations) to December 31, 2024
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Mid Cap Value Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS Utilities Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Not Applicable	For the period from January 1, 2024 to December 5, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to December 5, 2024 (cessation of operations)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
NVIT Mid Cap Index Fund, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Emerging Markets Bond Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Pioneer Fund VCT Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Pioneer Mid Cap Value VCT Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Prudential Series Fund Equity Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Prudential Series Fund Natural Resources Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Core Equity Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Global Asset Allocation Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Global Health Care Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Income Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT International Equity Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For the period from July 18, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024

Putnam VT International Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Value Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Mortgage Securities Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab Government Money Market Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab S&P 500 Index Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Balanced Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Third Avenue Value Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Touchstone VST Bond Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Touchstone VST Common Stock Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Touchstone VST Common Stock Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Touchstone VST Small Company Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Global Resources Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Capital Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Diversified Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Small Company Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2
ASSETS:
Investments at fair value (1)	$111,672	$31,509	$819,602	$377,143	$432,620	$2,892,373	$251,954
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	1	16	7	7	68	5
Receivable from the Company	3,600	-	-	-	-	4,968	-
Total assets	115,274	31,510	819,618	377,150	432,627	2,897,409	251,959

LIABILITIES:
Payable to the Contracts	2	1	16	7	7	68	5
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	2	1	16	7	7	68	5

NET ASSETS	$115,272	$31,509	$819,602	$377,143	$432,620	$2,897,341	$251,954

ANALYSIS OF NET ASSETS
Accumulation period	$84,752	$31,509	$819,602	$377,143	$432,620	$2,822,701	$251,954
Annuity period	30,520	-	-	-	-	74,640	-
Total net assets	$115,272	$31,509	$819,602	$377,143	$432,620	$2,897,341	$251,954

Fair value per share (NAV)	$18.32	$15.12	$89.31	$31.68	$115.87	$89.19	$20.40
Shares outstanding in the Separate Account	6,096	2,084	9,177	11,905	3,734	32,429	12,351

(1) Investments in mutual fund shares, at cost	$111,911	$28,785	$662,598	$323,928	$333,207	$2,411,060	$245,989

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS New World Fund, Class 2
ASSETS:
Investments at fair value (1)	$64,156	$56,474	$176,580	$108,300	$43,656	$115,123	$176,139
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	1	4	2	1	2	2
Receivable from the Company	-	-	6,297	-	-	-	-
Total assets	64,158	56,475	182,881	108,302	43,657	115,125	176,141

LIABILITIES:
Payable to the Contracts	1	1	4	2	1	2	2
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	1	1	4	2	1	2	2

NET ASSETS	$64,157	$56,474	$182,877	$108,300	$43,656	$115,123	$176,139

ANALYSIS OF NET ASSETS
Accumulation period	$64,157	$56,474	$115,880	$108,300	$43,656	$115,123	$176,139
Annuity period	-	-	66,997	-	-	-	-
Total net assets	$64,157	$56,474	$182,877	$108,300	$43,656	$115,123	$176,139

Fair value per share (NAV)	$27.47	$24.17	$26.86	$36.91	$17.05	$67.14	$26.33
Shares outstanding in the Separate Account	2,336	2,336	6,574	2,934	2,560	1,715	6,690

(1) Investments in mutual fund shares, at cost	$60,620	$47,643	$165,360	$98,729	$44,860	$83,386	$157,618

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I
ASSETS:
Investments at fair value (1)	$91,326	$274,333	$572,503	$819,179	$391,505	$290,677	$83,934
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	5	9	17	8	5	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	91,327	274,338	572,512	819,196	391,513	290,682	83,936

LIABILITIES:
Payable to the Contracts	1	5	9	17	8	5	2
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	1	5	9	17	8	5	2

NET ASSETS	$91,326	$274,333	$572,503	$819,179	$391,505	$290,677	$83,934

ANALYSIS OF NET ASSETS
Accumulation period	$91,326	$274,333	$572,503	$819,179	$391,505	$290,677	$83,934
Annuity period	-	-	-	-	-	-	-
Total net assets	$91,326	$274,333	$572,503	$819,179	$391,505	$290,677	$83,934

Fair value per share (NAV)	$9.12	$16.48	$20.58	$36.49	$37.48	$47.43	$24.43
Shares outstanding in the Separate Account	10,014	16,646	27,818	22,449	10,445	6,129	3,436

(1) Investments in mutual fund shares, at cost	$101,477	$276,642	$513,622	$832,070	$315,440	$207,890	$84,450

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A
ASSETS:
Investments at fair value (1)	$77,449	$13,046	$2,047,001	$1,444,060	$98,459	$174,712	$1,574,344
Receivable from the Contracts	-	-	-	-	-	1,623	-
Receivable from the fund manager	1	-	36	31	2	-	33
Receivable from the Company	-	-	6,453	4,575	-	-	-
Total assets	77,450	13,046	2,053,490	1,448,666	98,461	176,335	1,574,377

LIABILITIES:
Payable to the Contracts	1	-	36	31	2	-	33
Payable to the fund manager	-	-	-	-	-	1,623	-
Total liabilities	1	-	36	31	2	1,623	33

NET ASSETS	$77,449	$13,046	$2,053,454	$1,448,635	$98,459	$174,712	$1,574,344

ANALYSIS OF NET ASSETS
Accumulation period	$77,449	$13,046	$1,998,744	$1,409,842	$98,459	$174,712	$1,574,344
Annuity period	-	-	54,710	38,793	-	-	-
Total net assets	$77,449	$13,046	$2,053,454	$1,448,635	$98,459	$174,712	$1,574,344

Fair value per share (NAV)	$27.69	$10.04	$47.19	$28.26	$13.25	$22.57	$43.97
Shares outstanding in the Separate Account	2,797	1,299	43,378	51,099	7,431	7,741	35,805

(1) Investments in mutual fund shares, at cost	$92,765	$18,370	$959,253	$1,255,186	$111,053	$154,904	$1,347,238

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$276,697	$48,962	$67,002	$950,017	$2,367	$94,899	$717,105
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,592	1	1	19	-	2	10
Receivable from the Company	-	3,268	-	4,095	-	-	-
Total assets	278,289	52,231	67,003	954,131	2,367	94,901	717,115

LIABILITIES:
Payable to the Contracts	1,592	1	1	19	-	2	10
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	1,592	1	1	19	-	2	10

NET ASSETS	$276,697	$52,230	$67,002	$954,112	$2,367	$94,899	$717,105

ANALYSIS OF NET ASSETS
Accumulation period	$276,697	$24,524	$67,002	$919,388	$2,367	$94,899	$717,105
Annuity period	-	27,706	-	34,724	-	-	-
Total net assets	$276,697	$52,230	$67,002	$954,112	$2,367	$94,899	$717,105

Fair value per share (NAV)	$13.75	$18.08	$10.42	$14.52	$14.27	$13.81	$12.55
Shares outstanding in the Separate Account	20,123	2,708	6,430	65,428	166	6,872	57,140

(1) Investments in mutual fund shares, at cost	$226,754	$42,385	$64,427	$931,544	$2,891	$92,067	$837,227

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$1,461,766	$100,865	$33,530	$54,827	$72,154	$53,818	$26,007
Receivable from the Contracts	-	4,749	33,530	-	-	-	-
Receivable from the fund manager	1,821	-	-	1	1	1	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,463,587	105,614	67,060	54,828	72,155	53,819	26,007

LIABILITIES:
Payable to the Contracts	1,821	-	-	1	1	1	-
Payable to the fund manager	-	4,749	33,530	-	-	-	-
Total liabilities	1,821	4,749	33,530	1	1	1	-

NET ASSETS	$1,461,766	$100,865	$33,530	$54,827	$72,154	$53,818	$26,007

ANALYSIS OF NET ASSETS
Accumulation period	$1,461,766	$100,865	$33,530	$54,827	$72,154	$53,818	$26,007
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,461,766	$100,865	$33,530	$54,827	$72,154	$53,818	$26,007

Fair value per share (NAV)	$7.42	$12.44	$12.09	$12.95	$10.23	$13.71	$10.49
Shares outstanding in the Separate Account	197,003	8,108	2,773	4,234	7,053	3,925	2,479

(1) Investments in mutual fund shares, at cost	$1,570,181	$102,601	$33,530	$55,227	$72,146	$52,928	$25,543

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class
ASSETS:
Investments at fair value (1)	$43,391	$2,567,989	$103,318	$1,044,781	$1,409,363	$165,633	$14,966,463
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	5,633	2	19	21	3	37,633
Receivable from the Company	-	-	-	-	-	-	-
Total assets	43,392	2,573,622	103,320	1,044,800	1,409,384	165,636	15,004,096

LIABILITIES:
Payable to the Contracts	1	5,633	2	19	21	3	37,633
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	1	5,633	2	19	21	3	37,633

NET ASSETS	$43,391	$2,567,989	$103,318	$1,044,781	$1,409,363	$165,633	$14,966,463

ANALYSIS OF NET ASSETS
Accumulation period	$43,391	$2,567,989	$103,318	$1,044,781	$1,409,363	$165,633	$14,966,463
Annuity period	-	-	-	-	-	-	-
Total net assets	$43,391	$2,567,989	$103,318	$1,044,781	$1,409,363	$165,633	$14,966,463

Fair value per share (NAV)	$13.77	$6.31	$6.95	$8.02	$12.95	$12.09	$12.85
Shares outstanding in the Separate Account	3,151	406,971	14,866	130,272	108,831	13,700	1,164,705

(1) Investments in mutual fund shares, at cost	$40,213	$2,623,156	$107,733	$1,039,023	$1,444,132	$165,077	$15,257,453

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I
ASSETS:
Investments at fair value (1)	$62,663	$1,260,676	$48,312	$549,147	$56,854	$194,844	$126,908
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	425	1	11	1	5	3
Receivable from the Company	-	17,475	5,482	-	-	-	10,120
Total assets	62,664	1,278,576	53,795	549,158	56,855	194,849	137,031

LIABILITIES:
Payable to the Contracts	1	425	1	11	1	5	3
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	1	425	1	11	1	5	3

NET ASSETS	$62,663	$1,278,151	$53,794	$549,147	$56,854	$194,844	$137,028

ANALYSIS OF NET ASSETS
Accumulation period	$62,663	$1,232,014	$31,493	$549,147	$56,854	$194,844	$35,645
Annuity period	-	46,137	22,301	-	-	-	101,383
Total net assets	$62,663	$1,278,151	$53,794	$549,147	$56,854	$194,844	$137,028

Fair value per share (NAV)	$37.65	$9.07	$10.19	$14.32	$1.84	$20.72	$33.62
Shares outstanding in the Separate Account	1,664	138,994	4,741	38,348	30,899	9,404	3,775

(1) Investments in mutual fund shares, at cost	$54,682	$1,473,418	$45,697	$539,467	$66,539	$168,760	$106,593

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I
ASSETS:
Investments at fair value (1)	$501,237	$773,979	$251,085	$72,963	$120,130	$291,484	$148,859
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	12	17	5	1	2	4	3
Receivable from the Company	-	22,335	-	-	2,892	-	-
Total assets	501,249	796,331	251,090	72,964	123,024	291,488	148,862

LIABILITIES:
Payable to the Contracts	12	17	5	1	2	4	3
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	12	17	5	1	2	4	3

NET ASSETS	$501,237	$796,314	$251,085	$72,963	$123,022	$291,484	$148,859

ANALYSIS OF NET ASSETS
Accumulation period	$501,237	$649,106	$251,085	$72,963	$98,502	$291,484	$148,859
Annuity period	-	147,208	-	-	24,520	-	-
Total net assets	$501,237	$796,314	$251,085	$72,963	$123,022	$291,484	$148,859

Fair value per share (NAV)	$33.52	$39.99	$20.25	$4.77	$11.16	$29.25	$19.37
Shares outstanding in the Separate Account	14,953	19,354	12,399	15,296	10,764	9,965	7,685

(1) Investments in mutual fund shares, at cost	$512,875	$718,867	$248,639	$75,920	$114,707	$267,684	$140,468

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares
ASSETS:
Investments at fair value (1)	$255,559	$309,922	$1,841,506	$1,209,295	$1,033,725	$210,830	$33,120
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	6	7	26	151	22	5	1
Receivable from the Company	-	1,559	486	-	3,249	2,583	-
Total assets	255,565	311,488	1,842,018	1,209,446	1,036,996	213,418	33,121

LIABILITIES:
Payable to the Contracts	6	7	26	151	22	5	1
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	6	7	26	151	22	5	1

NET ASSETS	$255,559	$311,481	$1,841,992	$1,209,295	$1,036,974	$213,413	$33,120

ANALYSIS OF NET ASSETS
Accumulation period	$255,559	$222,255	$1,828,218	$1,209,295	$1,009,032	$191,509	$33,120
Annuity period	-	89,226	13,774	-	27,942	21,904	-
Total net assets	$255,559	$311,481	$1,841,992	$1,209,295	$1,036,974	$213,413	$33,120

Fair value per share (NAV)	$23.80	$51.22	$9.75	$10.87	$72.60	$41.77	$43.92
Shares outstanding in the Separate Account	10,738	6,051	188,872	111,251	14,238	5,047	754

(1) Investments in mutual fund shares, at cost	$197,951	$203,198	$2,117,278	$1,406,596	$621,579	$192,633	$25,909

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$458,274	$4,255,015	$282,851	$697,877	$792,243	$53,221	$945,831
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	11	682	4	13	16	1	18
Receivable from the Company	2,093	233	-	-	2,168	-	25,706
Total assets	460,378	4,255,930	282,855	697,890	794,427	53,222	971,555

LIABILITIES:
Payable to the Contracts	11	682	4	13	16	1	18
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	11	682	4	13	16	1	18

NET ASSETS	$460,367	$4,255,248	$282,851	$697,877	$794,411	$53,221	$971,537

ANALYSIS OF NET ASSETS
Accumulation period	$385,909	$4,250,959	$282,851	$697,877	$776,027	$53,221	$815,358
Annuity period	74,458	4,289	-	-	18,384	-	156,179
Total net assets	$460,367	$4,255,248	$282,851	$697,877	$794,411	$53,221	$971,537

Fair value per share (NAV)	$59.40	$54.39	$21.11	$21.16	$21.65	$13.09	$8.40
Shares outstanding in the Separate Account	7,715	78,232	13,399	32,981	36,593	4,066	112,559

(1) Investments in mutual fund shares, at cost	$242,868	$3,299,743	$206,769	$542,652	$756,115	$54,719	$931,361

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class
ASSETS:
Investments at fair value (1)	$895,410	$123,971	$240,875	$3,511,152	$863,474	$11,853	$52,780
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	759	2	5	66	18	-	1
Receivable from the Company	-	283	-	8,852	13,061	-	-
Total assets	896,169	124,256	240,880	3,520,070	876,553	11,853	52,781

LIABILITIES:
Payable to the Contracts	759	2	5	66	18	-	1
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	759	2	5	66	18	-	1

NET ASSETS	$895,410	$124,254	$240,875	$3,520,004	$876,535	$11,853	$52,780

ANALYSIS OF NET ASSETS
Accumulation period	$895,410	$116,248	$240,875	$3,355,902	$818,129	$11,853	$52,780
Annuity period	-	8,006	-	164,102	58,406	-	-
Total net assets	$895,410	$124,254	$240,875	$3,520,004	$876,535	$11,853	$52,780

Fair value per share (NAV)	$8.57	$10.68	$19.68	$12.23	$75.41	$9.61	$21.69
Shares outstanding in the Separate Account	104,543	11,603	12,240	287,117	11,451	1,233	2,433

(1) Investments in mutual fund shares, at cost	$953,582	$125,198	$243,795	$3,177,702	$707,874	$12,494	$53,053

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP International Core Equity Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class	MFS International Growth Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$449,361	$118,187	$139,140	$86,231	$28,729	$324,258	$44,420
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	10	2	28,133	2	-	7	1
Receivable from the Company	-	-	-	-	-	3,475	-
Total assets	449,371	118,189	167,273	86,233	28,729	327,740	44,421

LIABILITIES:
Payable to the Contracts	10	2	28,133	2	-	7	1
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	10	2	28,133	2	-	7	1

NET ASSETS	$449,361	$118,187	$139,140	$86,231	$28,729	$327,733	$44,420

ANALYSIS OF NET ASSETS
Accumulation period	$449,361	$118,187	$139,140	$86,231	$28,729	$288,431	$44,420
Annuity period	-	-	-	-	-	39,302	-
Total net assets	$449,361	$118,187	$139,140	$86,231	$28,729	$327,733	$44,420

Fair value per share (NAV)	$27.81	$25.56	$22.55	$16.52	$16.55	$40.48	$15.79
Shares outstanding in the Separate Account	16,157	4,624	6,170	5,220	1,736	8,010	2,813

(1) Investments in mutual fund shares, at cost	$408,463	$124,600	$150,417	$84,909	$28,951	$293,966	$43,379

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Utilities Series, Service Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class
ASSETS:
Investments at fair value (1)	$1,106,715	$336,693	$445,552	$1,021	$1,109,630	$160,595	$22,706
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	22	5	9	-	23	3	-
Receivable from the Company	204	-	-	-	2,995	-	-
Total assets	1,106,941	336,698	445,561	1,021	1,112,648	160,598	22,706

LIABILITIES:
Payable to the Contracts	22	5	9	-	23	3	-
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	22	5	9	-	23	3	-

NET ASSETS	$1,106,919	$336,693	$445,552	$1,021	$1,112,625	$160,595	$22,706

ANALYSIS OF NET ASSETS
Accumulation period	$1,103,161	$336,693	$445,552	$1,021	$1,087,227	$160,595	$22,706
Annuity period	3,758	-	-	-	25,398	-	-
Total net assets	$1,106,919	$336,693	$445,552	$1,021	$1,112,625	$160,595	$22,706

Fair value per share (NAV)	$29.17	$10.59	$33.42	$20.40	$19.68	$5.45	$10.64
Shares outstanding in the Separate Account	37,940	31,793	13,332	50	56,384	29,467	2,134

(1) Investments in mutual fund shares, at cost	$1,073,392	$290,703	$420,111	$886	$1,132,558	$197,664	$25,161

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I
ASSETS:
Investments at fair value (1)	$1,705,443	$2,212,042	$324,531	$3,423,244	$1,642,503	$126,801	$245,018
Receivable from the Contracts	-	-	-	2,589	-	-	-
Receivable from the fund manager	28	43	6	-	34	3	5
Receivable from the Company	295	-	-	6,654	4,093	-	2,830
Total assets	1,705,766	2,212,085	324,537	3,432,487	1,646,630	126,804	247,853

LIABILITIES:
Payable to the Contracts	28	43	6	-	34	3	5
Payable to the fund manager	-	-	-	2,589	-	-	-
Total liabilities	28	43	6	2,589	34	3	5

NET ASSETS	$1,705,738	$2,212,042	$324,531	$3,429,898	$1,646,596	$126,801	$247,848

ANALYSIS OF NET ASSETS
Accumulation period	$1,700,295	$2,212,042	$324,531	$3,423,205	$1,611,890	$126,801	$223,851
Annuity period	5,443	-	-	6,693	34,706	-	23,997
Total net assets	$1,705,738	$2,212,042	$324,531	$3,429,898	$1,646,596	$126,801	$247,848

Fair value per share (NAV)	$7.24	$9.64	$11.51	$9.04	$18.58	$11.26	$27.29
Shares outstanding in the Separate Account	235,558	229,465	28,196	378,677	88,402	11,261	8,978

(1) Investments in mutual fund shares, at cost	$1,810,244	$2,322,880	$373,101	$3,994,599	$1,407,150	$121,335	$229,519

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA
ASSETS:
Investments at fair value (1)	$118,657	$28,738	$241,910	$129,916	$632,274	$367,259	$16,040
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	3	1	4	2	13	6	-
Receivable from the Company	1,219	-	-	-	7,764	-	-
Total assets	119,879	28,739	241,914	129,918	640,051	367,265	16,040

LIABILITIES:
Payable to the Contracts	3	1	4	2	13	6	-
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	3	1	4	2	13	6	-

NET ASSETS	$119,876	$28,738	$241,910	$129,916	$640,038	$367,259	$16,040

ANALYSIS OF NET ASSETS
Accumulation period	$95,091	$28,738	$241,910	$129,916	$562,992	$367,259	$16,040
Annuity period	24,785	-	-	-	77,046	-	-
Total net assets	$119,876	$28,738	$241,910	$129,916	$640,038	$367,259	$16,040

Fair value per share (NAV)	$118.47	$42.06	$22.45	$19.99	$15.68	$8.13	$15.61
Shares outstanding in the Separate Account	1,002	683	10,776	6,499	40,324	45,173	1,028

(1) Investments in mutual fund shares, at cost	$32,286	$22,727	$196,784	$107,452	$635,450	$466,049	$15,405

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio
ASSETS:
Investments at fair value (1)	$56,986	$1,034,116	$419,825	$71,709	$7,512,584	$27,090,042	$16,763
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	18	7	1	694	14,156	-
Receivable from the Company	-	3,417	-	4,113	33,719	55,974	-
Total assets	56,987	1,037,551	419,832	75,823	7,546,997	27,160,172	16,763

LIABILITIES:
Payable to the Contracts	1	18	7	1	694	14,156	-
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	1	18	7	1	694	14,156	-

NET ASSETS	$56,986	$1,037,533	$419,825	$75,822	$7,546,303	$27,146,016	$16,763

ANALYSIS OF NET ASSETS
Accumulation period	$56,986	$1,008,561	$419,825	$40,953	$7,161,433	$26,901,236	$16,763
Annuity period	-	28,972	-	34,869	384,870	244,780	-
Total net assets	$56,986	$1,037,533	$419,825	$75,822	$7,546,303	$27,146,016	$16,763

Fair value per share (NAV)	$12.22	$32.42	$6.20	$9.21	$1.00	$86.45	$14.25
Shares outstanding in the Separate Account	4,663	31,897	67,714	7,786	7,512,584	313,361	1,176

(1) Investments in mutual fund shares, at cost	$48,056	$827,823	$535,005	$72,392	$7,512,659	$14,939,326	$15,054

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund
ASSETS:
Investments at fair value (1)	$582,236	$47,416	$188,559	$321,709	$101,611	$70,664	$57,533
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	10	1	3	6	2	1	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	582,246	47,417	188,562	321,715	101,613	70,665	57,534

LIABILITIES:
Payable to the Contracts	10	1	3	6	2	1	1
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	10	1	3	6	2	1	1

NET ASSETS	$582,236	$47,416	$188,559	$321,709	$101,611	$70,664	$57,533

ANALYSIS OF NET ASSETS
Accumulation period	$582,236	$47,416	$188,559	$321,709	$101,611	$70,664	$57,533
Annuity period	-	-	-	-	-	-	-
Total net assets	$582,236	$47,416	$188,559	$321,709	$101,611	$70,664	$57,533

Fair value per share (NAV)	$16.90	$19.85	$51.26	$47.62	$13.76	$11.38	$20.46
Shares outstanding in the Separate Account	34,452	2,389	3,678	6,756	7,384	6,210	2,812

(1) Investments in mutual fund shares, at cost	$474,272	$37,614	$196,290	$344,718	$97,189	$95,868	$43,250

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio
ASSETS:
Investments at fair value (1)	$991,401	$123,928	$412,520	$27,592	$63,931	$79,865	$778,513
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	143	3	8	1	1	2	11
Receivable from the Company	-	-	4,249	-	-	68,829	-
Total assets	991,544	123,931	416,777	27,593	63,932	148,696	778,524

LIABILITIES:
Payable to the Contracts	143	3	8	1	1	2	11
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	143	3	8	1	1	2	11

NET ASSETS	$991,401	$123,928	$416,769	$27,592	$63,931	$148,694	$778,513

ANALYSIS OF NET ASSETS
Accumulation period	$991,401	$123,928	$380,741	$27,592	$63,931	$19,867	$778,513
Annuity period	-	-	36,028	-	-	128,827	-
Total net assets	$991,401	$123,928	$416,769	$27,592	$63,931	$148,694	$778,513

Fair value per share (NAV)	$8.48	$12.76	$12.64	$14.83	$24.05	$7.28	$50.94
Shares outstanding in the Separate Account	116,911	9,712	32,636	1,861	2,658	10,970	15,283

(1) Investments in mutual fund shares, at cost	$1,105,412	$100,261	$294,225	$22,888	$57,388	$86,211	$620,660

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
ASSETS:
Investments at fair value (1)	$290,110	$678,428	$235,000	$392,333
Receivable from the Contracts	-	-	6,122	-
Receivable from the fund manager	2,904	5,410	-	6
Receivable from the Company	-	-	-	-
Total assets	293,014	683,838	241,122	392,339

LIABILITIES:
Payable to the Contracts	2,904	5,410	-	6
Payable to the fund manager	-	-	6,122	-
Total liabilities	2,904	5,410	6,122	6

NET ASSETS	$290,110	$678,428	$235,000	$392,333

ANALYSIS OF NET ASSETS
Accumulation period	$290,110	$678,428	$235,000	$392,333
Annuity period	-	-	-	-
Total net assets	$290,110	$678,428	$235,000	$392,333

Fair value per share (NAV)	$16.65	$26.84	$11.74	$19.51
Shares outstanding in the Separate Account	17,424	25,277	20,017	20,109

(1) Investments in mutual fund shares, at cost	$244,067	$584,113	$237,666	$409,610

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INVESTMENT INCOME:
Dividend income	$958	$866	$423	$5,431	$-	$-	$-

EXPENSES:
Mortality and expense risk	930	328	5,461	2,479	234	2,048	21,925
Investment advisory expenses	248	-	-	-	-	395	804
Total expenses	1,178	328	5,461	2,479	234	2,443	22,729

NET INVESTMENT INCOME (LOSS)	(220)	538	(5,038)	2,952	(234)	(2,443)	(22,729)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	372	2,539	5,565	2,016	(44,845)	(4,011)	(24,483)
Capital gain distributions	5,454	-	31,351	12,901	-	-	-

Net realized gain (loss) on investments	5,826	2,539	36,916	14,917	(44,845)	(4,011)	(24,483)

Change in net unrealized appreciation (depreciation) on investments	4,306	(834)	123,603	20,656	42,269	136,946	930,295

Net realized and unrealized gain (loss) on investments	10,132	1,705	160,519	35,573	(2,576)	132,935	905,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,912	$2,243	$155,481	$38,525	$(2,810)	$130,492	$883,083

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$83	$2,458	$462	$1,096

EXPENSES:
Mortality and expense risk	1,848	795	356	1,482	884	167	892
Investment advisory expenses	-	-	262	-	-	-	-
Total expenses	1,848	795	618	1,482	884	167	892

NET INVESTMENT INCOME (LOSS)	(1,848)	(795)	(618)	(1,399)	1,574	295	204

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(11,711)	3,170	1,874	736	21,983	(3)	19,146
Capital gain distributions	-	5,275	-	17,344	5,637	1,597	6,381

Net realized gain (loss) on investments	(11,711)	8,445	1,874	18,080	27,620	1,594	25,527

Change in net unrealized appreciation (depreciation) on investments	62,027	13,067	7,988	6,005	1,819	(1,205)	6,902

Net realized and unrealized gain (loss) on investments	50,316	21,512	9,862	24,085	29,439	389	32,429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,468	$20,717	$9,244	$22,686	$31,013	$684	$32,633

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INVESTMENT INCOME:
Dividend income	$3	$2,505	$3,838	$3,680	$4,613	$3,399	$1,969

EXPENSES:
Mortality and expense risk	5	905	518	1,784	3,075	6,278	2,661
Investment advisory expenses	-	610	-	-	-	616	-
Total expenses	5	1,515	518	1,784	3,075	6,894	2,661

NET INVESTMENT INCOME (LOSS)	(2)	990	3,320	1,896	1,538	(3,495)	(692)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6)	2,523	(1,306)	383	712	(3,238)	475
Capital gain distributions	-	848	-	17,200	7,890	57,040	17,807

Net realized gain (loss) on investments	(6)	3,371	(1,306)	17,583	8,602	53,802	18,282

Change in net unrealized appreciation (depreciation) on investments	141	6,035	(1,096)	2,475	52,501	37,859	52,566

Net realized and unrealized gain (loss) on investments	135	9,406	(2,402)	20,058	61,103	91,661	70,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133	$10,396	$918	$21,954	$62,641	$88,166	$70,156

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$497	$-	$129	$-	$-	$513

EXPENSES:
Mortality and expense risk	1,817	571	480	88	12,565	13,104	852
Investment advisory expenses	151	-	-	-	797	-	-
Total expenses	1,968	571	480	88	13,362	13,104	852

NET INVESTMENT INCOME (LOSS)	(1,968)	(74)	(480)	41	(13,362)	(13,104)	(339)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,278	83	(45)	(393)	142,662	177,968	(1,400)
Capital gain distributions	12,430	1,850	2,608	-	-	105,423	4,214

Net realized gain (loss) on investments	15,708	1,933	2,563	(393)	142,662	283,391	2,814

Change in net unrealized appreciation (depreciation) on investments	50,140	5,251	811	946	382,855	100,942	5,040

Net realized and unrealized gain (loss) on investments	65,848	7,184	3,374	553	525,517	384,333	7,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,880	$7,110	$2,894	$594	$512,155	$371,229	$7,515

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Delaware VIP International Series, Standard Class	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A
INVESTMENT INCOME:
Dividend income	$1,080	$2,387	$2,746	$2,646	$713	$1,102	$13,153

EXPENSES:
Mortality and expense risk	134	964	11,450	2,220	493	486	7,785
Investment advisory expenses	70	513	-	495	-	-	1,302
Total expenses	204	1,477	11,450	2,715	493	486	9,087

NET INVESTMENT INCOME (LOSS)	876	910	(8,704)	(69)	220	616	4,066

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7,708)	8,655	13,345	34,519	7,976	1,099	(56,017)
Capital gain distributions	-	11,630	110,735	16,710	-	3,331	30,827

Net realized gain (loss) on investments	(7,708)	20,285	124,080	51,229	7,976	4,430	(25,190)

Change in net unrealized appreciation (depreciation) on investments	9,330	(8,246)	209,064	11,389	2,253	(1,016)	120,864

Net realized and unrealized gain (loss) on investments	1,622	12,039	333,144	62,618	10,229	3,414	95,674

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,498	$12,949	$324,440	$62,549	$10,449	$4,030	$99,740

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$-	$1,471	$16,961	$45,137	$1,977	$1,432	$2,044

EXPENSES:
Mortality and expense risk	15	895	3,649	9,574	545	352	462
Investment advisory expenses	-	-	181	-	321	-	-
Total expenses	15	895	3,830	9,574	866	352	462

NET INVESTMENT INCOME (LOSS)	(15)	576	13,131	35,563	1,111	1,080	1,582

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4)	(190)	(10,003)	(4,235)	88	7	10
Capital gain distributions	21	6,058	-	19,111	100	1,061	767

Net realized gain (loss) on investments	17	5,868	(10,003)	14,876	188	1,068	777

Change in net unrealized appreciation (depreciation) on investments	98	(860)	(118)	12,649	690	824	1,886

Net realized and unrealized gain (loss) on investments	115	5,008	(10,121)	27,525	878	1,892	2,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100	$5,584	$3,010	$63,088	$1,989	$2,972	$4,245

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$1,289	$718	$3,144	$78,430	$3,094	$30,413	$45,482

EXPENSES:
Mortality and expense risk	345	166	250	15,003	711	6,968	6,943
Investment advisory expenses	-	-	-	-	-	-	116
Total expenses	345	166	250	15,003	711	6,968	7,059

NET INVESTMENT INCOME (LOSS)	944	552	2,894	63,427	2,383	23,445	38,423

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	17	11	777	(5,786)	(206)	3,525	(789)
Capital gain distributions	1,260	677	453	107,094	3,105	19,313	-

Net realized gain (loss) on investments	1,277	688	1,230	101,308	2,899	22,838	(789)

Change in net unrealized appreciation (depreciation) on investments	1,126	543	1,860	31,653	4,062	13,933	18,433

Net realized and unrealized gain (loss) on investments	2,403	1,231	3,090	132,961	6,961	36,771	17,644

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,347	$1,783	$5,984	$196,388	$9,344	$60,216	$56,067

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2	Invesco Oppenheimer V.I. International Growth Fund, Series I
INVESTMENT INCOME:
Dividend income	$4,167	$323,396	$-	$48,853	$1,883	$5,398	$816

EXPENSES:
Mortality and expense risk	1,006	102,071	453	10,291	509	4,151	723
Investment advisory expenses	-	-	-	658	-	442	-
Total expenses	1,006	102,071	453	10,949	509	4,593	723

NET INVESTMENT INCOME (LOSS)	3,161	221,325	(453)	37,904	1,374	805	93

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(524)	26,499	5,319	(149,196)	(5,261)	(17,402)	(9,066)
Capital gain distributions	6,282	782,926	2,225	-	-	13,343	8,366

Net realized gain (loss) on investments	5,758	809,425	7,544	(149,196)	(5,261)	(4,059)	(700)

Change in net unrealized appreciation (depreciation) on investments	1,621	56,542	(533)	98,493	11,666	62,561	(381)

Net realized and unrealized gain (loss) on investments	7,379	865,967	7,011	(50,703)	6,405	58,502	(1,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,540	$1,087,292	$6,558	$(12,799)	$7,779	$59,307	$(988)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund
INVESTMENT INCOME:
Dividend income	$3,528	$849	$9,024	$-	$4,254	$4,060	$383

EXPENSES:
Mortality and expense risk	2,011	1,080	4,249	6,637	2,391	389	781
Investment advisory expenses	-	-	379	-	-	-	-
Total expenses	2,011	1,080	4,628	6,637	2,391	389	781

NET INVESTMENT INCOME (LOSS)	1,517	(231)	4,396	(6,637)	1,863	3,671	(398)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	19,543	3,170	(2,241)	(900)	8,341	(1,098)	(61)
Capital gain distributions	14,262	10,199	2,683	43,657	18,260	-	2,760

Net realized gain (loss) on investments	33,805	13,369	442	42,757	26,601	(1,098)	2,699

Change in net unrealized appreciation (depreciation) on investments	(1,656)	14,973	(6,579)	78,515	25,509	2,403	14,627

Net realized and unrealized gain (loss) on investments	32,149	28,342	(6,137)	121,272	52,110	1,305	17,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,666	$28,111	$(1,741)	$114,635	$53,973	$4,976	$16,928

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Global Research Fund, Class I
INVESTMENT INCOME:
Dividend income	$-	$184	$-	$6,604	$82,217	$52,647	$7,320

EXPENSES:
Mortality and expense risk	1,704	1,038	1,921	2,636	8,609	10,403	7,584
Investment advisory expenses	-	-	-	-	-	1,296	-
Total expenses	1,704	1,038	1,921	2,636	8,609	11,699	7,584

NET INVESTMENT INCOME (LOSS)	(1,704)	(854)	(1,921)	3,968	73,608	40,948	(264)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,482	(11)	415	18,598	(32,691)	(32,849)	5,757
Capital gain distributions	10,895	6,516	10,000	-	-	-	30,494

Net realized gain (loss) on investments	17,377	6,505	10,415	18,598	(32,691)	(32,849)	36,251

Change in net unrealized appreciation (depreciation) on investments	18,510	16,205	55,217	23,462	(19,067)	537	153,357

Net realized and unrealized gain (loss) on investments	35,887	22,710	65,632	42,060	(51,758)	(32,312)	189,608

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,183	$21,856	$63,711	$46,028	$21,850	$8,636	$189,344

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividend income	$2,830	$467	$124	$72,620	$-	$-	$26,949

EXPENSES:
Mortality and expense risk	1,878	309	3,851	28,783	1,322	4,466	6,196
Investment advisory expenses	781	-	-	331	1,157	-	1,366
Total expenses	2,659	309	3,851	29,114	2,479	4,466	7,562

NET INVESTMENT INCOME (LOSS)	171	158	(3,727)	43,506	(2,479)	(4,466)	19,387

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	19,355	2,741	60,467	35,935	12,531	23,148	6,111
Capital gain distributions	-	-	11,748	-	-	-	-

Net realized gain (loss) on investments	19,355	2,741	72,215	35,935	12,531	23,148	6,111

Change in net unrealized appreciation (depreciation) on investments	(9,860)	(585)	63,751	465,618	61,822	159,182	26,237

Net realized and unrealized gain (loss) on investments	9,495	2,156	135,966	501,553	74,353	182,330	32,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,666	$2,314	$132,239	$545,059	$71,874	$177,864	$51,735

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class
INVESTMENT INCOME:
Dividend income	$2,363	$19,167	$12,376	$3,170	$5,915	$104,561	$1,962

EXPENSES:
Mortality and expense risk	342	6,630	5,347	1,165	2,051	24,927	6,835
Investment advisory expenses	77	-	167	31	-	1,857	758
Total expenses	419	6,630	5,514	1,196	2,051	26,784	7,593

NET INVESTMENT INCOME (LOSS)	1,944	12,537	6,862	1,974	3,864	77,777	(5,631)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(51)	3,429	(16,231)	4,306	(13,831)	85,838	58,244
Capital gain distributions	-	-	-	-	12,460	206,643	3,921

Net realized gain (loss) on investments	(51)	3,429	(16,231)	4,306	(1,371)	292,481	62,165

Change in net unrealized appreciation (depreciation) on investments	167	82,676	115,948	1,375	17,953	(73,398)	(18,565)

Net realized and unrealized gain (loss) on investments	116	86,105	99,717	5,681	16,582	219,083	43,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,060	$98,642	$106,579	$7,655	$20,446	$296,860	$37,969

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP International Core Equity Series, Standard Class
INVESTMENT INCOME:
Dividend income	$504	$423	$2,646	$2,318	$6,728	$1,519	$658

EXPENSES:
Mortality and expense risk	10	390	3,035	919	1,239	650	149
Investment advisory expenses	-	-	-	-	516	-	75
Total expenses	10	390	3,035	919	1,755	650	224

NET INVESTMENT INCOME (LOSS)	494	33	(389)	1,399	4,973	869	434

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	34	13,587	(6,931)	2,355	6,174	1,178
Capital gain distributions	-	797	21,802	4,379	-	275	119

Net realized gain (loss) on investments	-	831	35,389	(2,552)	2,355	6,449	1,297

Change in net unrealized appreciation (depreciation) on investments	(641)	4,339	19,908	14,924	9,133	(1,634)	(222)

Net realized and unrealized gain (loss) on investments	(641)	5,170	55,297	12,372	11,488	4,815	1,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(147)	$5,203	$54,908	$13,771	$16,461	$5,684	$1,509

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP Small Cap Value Series, Standard Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
INVESTMENT INCOME:
Dividend income	$5,625	$432	$13,934	$4,427	$9,018	$10,230	$3

EXPENSES:
Mortality and expense risk	2,884	170	8,755	1,810	3,116	3,046	8
Investment advisory expenses	846	-	913	-	-	147	-
Total expenses	3,730	170	9,668	1,810	3,116	3,193	8

NET INVESTMENT INCOME (LOSS)	1,895	262	4,266	2,617	5,902	7,037	(5)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	15,467	5	28,914	8,403	(217)	(16,564)	1
Capital gain distributions	15,530	140	54,230	14,929	12,556	-	26

Net realized gain (loss) on investments	30,997	145	83,144	23,332	12,339	(16,564)	27

Change in net unrealized appreciation (depreciation) on investments	8,908	1,041	(12,770)	15,206	23,008	62,852	52

Net realized and unrealized gain (loss) on investments	39,905	1,186	70,374	38,538	35,347	46,288	79

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,800	$1,448	$74,640	$41,155	$41,249	$53,325	$74

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class
INVESTMENT INCOME:
Dividend income	$9,569	$3,495	$1,412	$99,160	$93,103	$9,030	$141,189

EXPENSES:
Mortality and expense risk	8,191	930	108	10,298	16,628	2,255	24,853
Investment advisory expenses	697	29	-	325	558	-	1,424
Total expenses	8,888	959	108	10,623	17,186	2,255	26,277

NET INVESTMENT INCOME (LOSS)	681	2,536	1,304	88,537	75,917	6,775	114,912

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(14,052)	(2,780)	(30)	(11,888)	(24,091)	(4,299)	(110,973)
Capital gain distributions	55,461	-	-	-	-	-	-

Net realized gain (loss) on investments	41,409	(2,780)	(30)	(11,888)	(24,091)	(4,299)	(110,973)

Change in net unrealized appreciation (depreciation) on investments	78,171	6,103	214	25,522	33,608	3,116	51,949

Net realized and unrealized gain (loss) on investments	119,580	3,323	184	13,634	9,517	(1,183)	(59,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,261	$5,859	$1,488	$102,171	$85,434	$5,592	$55,888

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA
INVESTMENT INCOME:
Dividend income	$10,961	$2,234	$-	$-	$-	$1,868	$2,888

EXPENSES:
Mortality and expense risk	10,717	1,103	1,842	947	253	1,495	877
Investment advisory expenses	-	-	-	10	-	-	-
Total expenses	10,717	1,103	1,842	957	253	1,495	877

NET INVESTMENT INCOME (LOSS)	244	1,131	(1,842)	(957)	(253)	373	2,011

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	36,861	(12,771)	(3,295)	1,941	58	2,963	6,564
Capital gain distributions	77,562	7,801	-	-	-	12,661	-

Net realized gain (loss) on investments	114,423	(4,970)	(3,295)	1,941	58	15,624	6,564

Change in net unrealized appreciation (depreciation) on investments	133,370	15,067	52,313	22,763	1,051	36,743	10,940

Net realized and unrealized gain (loss) on investments	247,793	10,097	49,018	24,704	1,109	52,367	17,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,037	$11,228	$47,176	$23,747	$856	$52,740	$19,515

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Royce Capital Fund Small Cap Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$3,152	$22,027	$1,256	$1,389	$11,427	$27,086	$715

EXPENSES:
Mortality and expense risk	5,075	2,144	249	270	6,721	2,631	669
Investment advisory expenses	223	-	-	-	685	-	-
Total expenses	5,298	2,144	249	270	7,406	2,631	669

NET INVESTMENT INCOME (LOSS)	(2,146)	19,883	1,007	1,119	4,021	24,455	46

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	12,818	(25,296)	4,144	423	35,529	(18,391)	11,541
Capital gain distributions	29,033	-	-	151	46,511	-	2,920

Net realized gain (loss) on investments	41,851	(25,296)	4,144	574	82,040	(18,391)	14,461

Change in net unrealized appreciation (depreciation) on investments	(37,140)	13,093	(1,066)	936	89,239	11,100	(13,516)

Net realized and unrealized gain (loss) on investments	4,711	(12,203)	3,078	1,510	171,279	(7,291)	945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,565	$7,680	$4,085	$2,629	$175,300	$17,164	$991

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$331,357	$391,829	$1,166	$11,785	$876	$-	$-

EXPENSES:
Mortality and expense risk	49,114	190,410	247	3,437	227	1,285	2,237
Investment advisory expenses	5,491	8,644	-	5,609	408	664	-
Total expenses	54,605	199,054	247	9,046	635	1,949	2,237

NET INVESTMENT INCOME (LOSS)	276,752	192,775	919	2,739	241	(1,949)	(2,237)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9	1,844,464	1,856	1,624	227	19,506	379
Capital gain distributions	48	-	172	1,602	136	16,591	30,256

Net realized gain (loss) on investments	57	1,844,464	2,028	3,226	363	36,097	30,635

Change in net unrealized appreciation (depreciation) on investments	(9)	3,605,502	1,509	38,332	3,809	(24,715)	(25,979)

Net realized and unrealized gain (loss) on investments	48	5,449,966	3,537	41,558	4,172	11,382	4,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276,800	$5,642,741	$4,456	$44,297	$4,413	$9,433	$2,419

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Small Company Fund
INVESTMENT INCOME:
Dividend income	$2,548	$-	$1,574	$53,415	$765	$1,763	$116

EXPENSES:
Mortality and expense risk	696	913	474	5,795	1,583	2,852	495
Investment advisory expenses	-	15	-	403	-	-	-
Total expenses	696	928	474	6,198	1,583	2,852	495

NET INVESTMENT INCOME (LOSS)	1,852	(928)	1,100	47,217	(818)	(1,089)	(379)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	63	(45,755)	192	(2,531)	28,351	6,616	8,584
Capital gain distributions	-	-	4,814	-	8,422	28,334	912

Net realized gain (loss) on investments	63	(45,755)	5,006	(2,531)	36,773	34,950	9,496

Change in net unrealized appreciation (depreciation) on investments	(3,612)	28,265	(7,895)	(37,940)	8,942	37,968	2,912

Net realized and unrealized gain (loss) on investments	(3,549)	(17,490)	(2,889)	(40,471)	45,715	72,918	12,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,697)	$(18,418)	$(1,789)	$6,746	$44,897	$71,829	$12,029

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
INVESTMENT INCOME:
Dividend income	$2,791	$6,218	$8,583	$4,463	$8,890	$7,942	$2,020

EXPENSES:
Mortality and expense risk	766	1,024	3,874	1,603	3,521	1,347	2,031
Investment advisory expenses	30	-	2,245	1,180	1,316	318	625
Total expenses	796	1,024	6,119	2,783	4,837	1,665	2,656

NET INVESTMENT INCOME (LOSS)	1,995	5,194	2,464	1,680	4,053	6,277	(636)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	17,879	(7,748)	8,623	3,454	2,375	(3,740)	(1,685)
Capital gain distributions	-	-	15,688	16,130	7,409	6,700	-

Net realized gain (loss) on investments	17,879	(7,748)	24,311	19,584	9,784	2,960	(1,685)

Change in net unrealized appreciation (depreciation) on investments	(20,934)	4,050	62,169	14,837	69,160	523	40,255

Net realized and unrealized gain (loss) on investments	(3,055)	(3,698)	86,480	34,421	78,944	3,483	38,570

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,060)	$1,496	$88,944	$36,101	$82,997	$9,760	$37,934

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(220)	$538	$(5,038)	$2,952	$(234)	$(2,443)	$(22,729)
Net realized gain (loss) on investments	5,826	2,539	36,916	14,917	(44,845)	(4,011)	(24,483)
Change in net unrealized appreciation (depreciation) on investments	4,306	(834)	123,603	20,656	42,269	136,946	930,295

Net increase (decrease) in net assets resulting from operations	9,912	2,243	155,481	38,525	(2,810)	130,492	883,083

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(17,978)	(19,479)	41,313	35,785	(184,256)	35,673	(192,728)
Adjustments to net assets allocated to contracts in payout phase	3,130	-	-	-	-	-	5,771

Increase (decrease) in net assets resulting from Contract transactions	(14,848)	(19,479)	41,313	35,785	(184,256)	35,673	(186,957)

Total increase (decrease) in net assets	(4,936)	(17,236)	196,794	74,310	(187,066)	166,165	696,126

NET ASSETS:
Beginning of period	120,208	48,745	622,808	302,833	187,066	266,455	2,201,215

End of period	$115,272	$31,509	$819,602	$377,143	$-	$432,620	$2,897,341

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,848)	$(795)	$(618)	$(1,399)	$1,574	$295	$204
Net realized gain (loss) on investments	(11,711)	8,445	1,874	18,080	27,620	1,594	25,527
Change in net unrealized appreciation (depreciation) on investments	62,027	13,067	7,988	6,005	1,819	(1,205)	6,902

Net increase (decrease) in net assets resulting from operations	48,468	20,717	9,244	22,686	31,013	684	32,633

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(70,326)	(60,461)	(12,364)	(12,793)	(143,534)	42,972	(99,112)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	5,774	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(70,326)	(60,461)	(12,364)	(7,019)	(143,534)	42,972	(99,112)

Total increase (decrease) in net assets	(21,858)	(39,744)	(3,120)	15,667	(112,521)	43,656	(66,479)

NET ASSETS:
Beginning of period	273,812	103,901	59,594	167,210	220,821	-	181,602

End of period	$251,954	$64,157	$56,474	$182,877	$108,300	$43,656	$115,123

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2)	$990	$3,320	$1,896	$1,538	$(3,495)	$(692)
Net realized gain (loss) on investments	(6)	3,371	(1,306)	17,583	8,602	53,802	18,282
Change in net unrealized appreciation (depreciation) on investments	141	6,035	(1,096)	2,475	52,501	37,859	52,566

Net increase (decrease) in net assets resulting from operations	133	10,396	918	21,954	62,641	88,166	70,156

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,412)	(17,374)	30,799	(7,130)	(19,064)	(41,123)	(1)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(2,412)	(17,374)	30,799	(7,130)	(19,064)	(41,123)	(1)

Total increase (decrease) in net assets	(2,279)	(6,978)	31,717	14,824	43,577	47,043	70,155

NET ASSETS:
Beginning of period	2,279	183,117	59,609	259,509	528,926	772,136	321,350

End of period	$-	$176,139	$91,326	$274,333	$572,503	$819,179	$391,505

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,968)	$(74)	$(480)	$41	$(13,362)	$(13,104)	$(339)
Net realized gain (loss) on investments	15,708	1,933	2,563	(393)	142,662	283,391	2,814
Change in net unrealized appreciation (depreciation) on investments	50,140	5,251	811	946	382,855	100,942	5,040

Net increase (decrease) in net assets resulting from operations	63,880	7,110	2,894	594	512,155	371,229	7,515

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(14,381)	2,131	2,878	717	(93,431)	(656,347)	(15,742)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	5,746	4,057	-

Increase (decrease) in net assets resulting from Contract transactions	(14,381)	2,131	2,878	717	(87,685)	(652,290)	(15,742)

Total increase (decrease) in net assets	49,499	9,241	5,772	1,311	424,470	(281,061)	(8,227)

NET ASSETS:
Beginning of period	241,178	74,693	71,677	11,735	1,628,984	1,729,696	106,686

End of period	$290,677	$83,934	$77,449	$13,046	$2,053,454	$1,448,635	$98,459

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Delaware VIP International Series, Standard Class	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$876	$910	$(8,704)	$(69)	$220	$616	$4,066
Net realized gain (loss) on investments	(7,708)	20,285	124,080	51,229	7,976	4,430	(25,190)
Change in net unrealized appreciation (depreciation) on investments	9,330	(8,246)	209,064	11,389	2,253	(1,016)	120,864

Net increase (decrease) in net assets resulting from operations	2,498	12,949	324,440	62,549	10,449	4,030	99,740

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	50	-	-	-	300
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(87,566)	(35,784)	52,139	(224,973)	(8,499)	(16,631)	(263,274)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	2,870	-	3,567

Increase (decrease) in net assets resulting from Contract transactions	(87,566)	(35,784)	52,189	(224,973)	(5,629)	(16,631)	(259,407)

Total increase (decrease) in net assets	(85,068)	(22,835)	376,629	(162,424)	4,820	(12,601)	(159,667)

NET ASSETS:
Beginning of period	85,068	197,547	1,197,715	439,121	47,410	79,603	1,113,779

End of period	$-	$174,712	$1,574,344	$276,697	$52,230	$67,002	$954,112

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(15)	$576	$13,131	$35,563	$1,111	$-	$1,080
Net realized gain (loss) on investments	17	5,868	(10,003)	14,876	188	-	1,068
Change in net unrealized appreciation (depreciation) on investments	98	(860)	(118)	12,649	690	-	824

Net increase (decrease) in net assets resulting from operations	100	5,584	3,010	63,088	1,989	-	2,972

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	(32,031)	69,247	(49,968)	9,876	33,530	1
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1	(32,031)	69,247	(49,968)	9,876	33,530	1

Total increase (decrease) in net assets	101	(26,447)	72,257	13,120	11,865	33,530	2,973

NET ASSETS:
Beginning of period	2,266	121,346	644,848	1,448,646	89,000	-	51,854

End of period	$2,367	$94,899	$717,105	$1,461,766	$100,865	$33,530	$54,827

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,582	$944	$552	$2,894	$63,427	$2,383	$23,445
Net realized gain (loss) on investments	777	1,277	688	1,230	101,308	2,899	22,838
Change in net unrealized appreciation (depreciation) on investments	1,886	1,126	543	1,860	31,653	4,062	13,933

Net increase (decrease) in net assets resulting from operations	4,245	3,347	1,783	5,984	196,388	9,344	60,216

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	-	-	(4,959)	(664,578)	(11,525)	(47,156)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1	-	-	(4,959)	(664,578)	(11,525)	(47,156)

Total increase (decrease) in net assets	4,246	3,347	1,783	1,025	(468,190)	(2,181)	13,060

NET ASSETS:
Beginning of period	67,908	50,471	24,224	42,366	3,036,179	105,499	1,031,721

End of period	$72,154	$53,818	$26,007	$43,391	$2,567,989	$103,318	$1,044,781

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,423	$3,161	$221,325	$(453)	$37,904	$1,374	$805
Net realized gain (loss) on investments	(789)	5,758	809,425	7,544	(149,196)	(5,261)	(4,059)
Change in net unrealized appreciation (depreciation) on investments	18,433	1,621	56,542	(533)	98,493	11,666	62,561

Net increase (decrease) in net assets resulting from operations	56,067	10,540	1,087,292	6,558	(12,799)	7,779	59,307

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	104,704	11,985	(2,229,895)	(27,311)	(784,842)	(41,628)	(127,213)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	8,002	2,373	-

Increase (decrease) in net assets resulting from Contract transactions	104,704	11,985	(2,229,895)	(27,311)	(776,840)	(39,255)	(127,213)

Total increase (decrease) in net assets	160,771	22,525	(1,142,603)	(20,753)	(789,639)	(31,476)	(67,906)

NET ASSETS:
Beginning of period	1,248,592	143,108	16,109,066	83,416	2,067,790	85,270	617,053

End of period	$1,409,363	$165,633	$14,966,463	$62,663	$1,278,151	$53,794	$549,147

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93	$1,517	$(231)	$4,396	$(6,637)	$1,863	$3,671
Net realized gain (loss) on investments	(700)	33,805	13,369	442	42,757	26,601	(1,098)
Change in net unrealized appreciation (depreciation) on investments	(381)	(1,656)	14,973	(6,579)	78,515	25,509	2,403

Net increase (decrease) in net assets resulting from operations	(988)	33,666	28,111	(1,741)	114,635	53,973	4,976

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	5,040	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(70,945)	(126,177)	(30,152)	14,707	(155,568)	(201,746)	(10,549)
Adjustments to net assets allocated to contracts in payout phase	-	-	8,095	-	16,594	-	-

Increase (decrease) in net assets resulting from Contract transactions	(70,945)	(126,177)	(22,057)	14,707	(138,974)	(196,706)	(10,549)

Total increase (decrease) in net assets	(71,933)	(92,511)	6,054	12,966	(24,339)	(142,733)	(5,573)

NET ASSETS:
Beginning of period	128,787	287,355	130,974	488,271	820,653	393,818	78,536

End of period	$56,854	$194,844	$137,028	$501,237	$796,314	$251,085	$72,963

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(398)	$(1,704)	$(854)	$(1,921)	$3,968	$73,608	$40,948
Net realized gain (loss) on investments	2,699	17,377	6,505	10,415	18,598	(32,691)	(32,849)
Change in net unrealized appreciation (depreciation) on investments	14,627	18,510	16,205	55,217	23,462	(19,067)	537

Net increase (decrease) in net assets resulting from operations	16,928	34,183	21,856	63,711	46,028	21,850	8,636

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	50
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,710)	9,380	1	(1,357)	(65,803)	(16,183)	(150,268)
Adjustments to net assets allocated to contracts in payout phase	2,538	-	-	-	4,063	959	-

Increase (decrease) in net assets resulting from Contract transactions	828	9,380	1	(1,357)	(61,740)	(15,224)	(150,218)

Total increase (decrease) in net assets	17,756	43,563	21,857	62,354	(15,712)	6,626	(141,582)

NET ASSETS:
Beginning of period	105,266	247,921	127,002	193,205	327,193	1,835,366	1,350,877

End of period	$123,022	$291,484	$148,859	$255,559	$311,481	$1,841,992	$1,209,295

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(264)	$171	$158	$(3,727)	$43,506	$(2,479)	$(4,466)
Net realized gain (loss) on investments	36,251	19,355	2,741	72,215	35,935	12,531	23,148
Change in net unrealized appreciation (depreciation) on investments	153,357	(9,860)	(585)	63,751	465,618	61,822	159,182

Net increase (decrease) in net assets resulting from operations	189,344	9,666	2,314	132,239	545,059	71,874	177,864

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	400	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	9,469	(18,448)	(10,297)	(130,633)	(115,786)	(39,448)	(137,590)
Adjustments to net assets allocated to contracts in payout phase	758	2,232	-	3,888	251	-	-

Increase (decrease) in net assets resulting from Contract transactions	10,227	(16,216)	(10,297)	(126,745)	(115,135)	(39,448)	(137,590)

Total increase (decrease) in net assets	199,571	(6,550)	(7,983)	5,494	429,924	32,426	40,274

NET ASSETS:
Beginning of period	837,403	219,963	41,103	454,873	3,825,324	250,425	657,603

End of period	$1,036,974	$213,413	$33,120	$460,367	$4,255,248	$282,851	$697,877

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,387	$1,944	$12,537	$6,862	$1,974	$3,864	$77,777
Net realized gain (loss) on investments	6,111	(51)	3,429	(16,231)	4,306	(1,371)	292,481
Change in net unrealized appreciation (depreciation) on investments	26,237	167	82,676	115,948	1,375	17,953	(73,398)

Net increase (decrease) in net assets resulting from operations	51,735	2,060	98,642	106,579	7,655	20,446	296,860

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	100	-	-	-	50
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(56,958)	6,849	(41,765)	(70,330)	(81,240)	(119,567)	(367,454)
Adjustments to net assets allocated to contracts in payout phase	1,879	-	10,570	-	556	-	11,985

Increase (decrease) in net assets resulting from Contract transactions	(55,079)	6,849	(31,095)	(70,330)	(80,684)	(119,567)	(355,419)

Total increase (decrease) in net assets	(3,344)	8,909	67,547	36,249	(73,029)	(99,121)	(58,559)

NET ASSETS:
Beginning of period	797,755	44,312	903,990	859,161	197,283	339,996	3,578,563

End of period	$794,411	$53,221	$971,537	$895,410	$124,254	$240,875	$3,520,004

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP Baron Growth Opportunities Fund, Service Class	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	Macquarie VIP International Core Equity Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,631)	$494	$33	$(389)	$1,399	$4,973	$869
Net realized gain (loss) on investments	62,165	-	831	35,389	(2,552)	2,355	6,449
Change in net unrealized appreciation (depreciation) on investments	(18,565)	(641)	4,339	19,908	14,924	9,133	(1,634)

Net increase (decrease) in net assets resulting from operations	37,969	(147)	5,203	54,908	13,771	16,461	5,684

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(123,908)	12,000	(371)	134,041	(103,727)	(112,154)	(35,040)
Adjustments to net assets allocated to contracts in payout phase	13,019	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(110,889)	12,000	(371)	134,041	(103,727)	(112,154)	(35,040)

Total increase (decrease) in net assets	(72,920)	11,853	4,832	188,949	(89,956)	(95,693)	(29,356)

NET ASSETS:
Beginning of period	949,455	-	47,948	260,412	208,143	234,833	115,587

End of period	$876,535	$11,853	$52,780	$449,361	$118,187	$139,140	$86,231

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP International Core Equity Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$434	$1,895	$262	$4,266	$2,617	$5,902	$7,037
Net realized gain (loss) on investments	1,297	30,997	145	83,144	23,332	12,339	(16,564)
Change in net unrealized appreciation (depreciation) on investments	(222)	8,908	1,041	(12,770)	15,206	23,008	62,852

Net increase (decrease) in net assets resulting from operations	1,509	41,800	1,448	74,640	41,155	41,249	53,325

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	27,220	(138,282)	42,972	(89,802)	(711)	(29,046)	(434,548)
Adjustments to net assets allocated to contracts in payout phase	-	3,223	-	221	-	-	480

Increase (decrease) in net assets resulting from Contract transactions	27,220	(135,059)	42,972	(89,581)	(711)	(29,046)	(434,068)

Total increase (decrease) in net assets	28,729	(93,259)	44,420	(14,941)	40,444	12,203	(380,743)

NET ASSETS:
Beginning of period	-	420,992	-	1,121,860	296,249	433,349	380,743

End of period	$28,729	$327,733	$44,420	$1,106,919	$336,693	$445,552	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5)	$681	$2,536	$1,304	$88,537	$75,917	$6,775
Net realized gain (loss) on investments	27	41,409	(2,780)	(30)	(11,888)	(24,091)	(4,299)
Change in net unrealized appreciation (depreciation) on investments	52	78,171	6,103	214	25,522	33,608	3,116

Net increase (decrease) in net assets resulting from operations	74	120,261	5,859	1,488	102,171	85,434	5,592

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	7,860	-	-	100	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	72,257	2,454	91	(99,456)	(236,199)	(67,879)
Adjustments to net assets allocated to contracts in payout phase	-	2,616	-	-	320	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	82,733	2,454	91	(99,036)	(236,199)	(67,879)

Total increase (decrease) in net assets	74	202,994	8,313	1,579	3,135	(150,765)	(62,287)

NET ASSETS:
Beginning of period	947	909,631	152,282	21,127	1,702,603	2,362,807	386,818

End of period	$1,021	$1,112,625	$160,595	$22,706	$1,705,738	$2,212,042	$324,531

Note: Totals may not appear to foot/crossfoot due to rounding.

                           (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Admin Class	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$114,912	$244	$1,131	$(1,842)	$(957)	$(253)	$373
Net realized gain (loss) on investments	(110,973)	114,423	(4,970)	(3,295)	1,941	58	15,624
Change in net unrealized appreciation (depreciation) on investments	51,949	133,370	15,067	52,313	22,763	1,051	36,743

Net increase (decrease) in net assets resulting from operations	55,888	248,037	11,228	47,176	23,747	856	52,740

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	50	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(327,968)	531,928	(34,619)	26,383	(1,961)	(1)	(12,370)
Adjustments to net assets allocated to contracts in payout phase	6,654	3,614	-	2,503	1,334	-	-

Increase (decrease) in net assets resulting from Contract transactions	(321,314)	535,592	(34,619)	28,886	(627)	(1)	(12,370)

Total increase (decrease) in net assets	(265,426)	783,629	(23,391)	76,062	23,120	855	40,370

NET ASSETS:
Beginning of period	3,695,324	862,967	150,192	171,786	96,756	27,883	201,540

End of period	$3,429,898	$1,646,596	$126,801	$247,848	$119,876	$28,738	$241,910

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,011	$(2,146)	$19,883	$1,007	$1,119	$4,021	$24,455
Net realized gain (loss) on investments	6,564	41,851	(25,296)	4,144	574	82,040	(18,391)
Change in net unrealized appreciation (depreciation) on investments	10,940	(37,140)	13,093	(1,066)	936	89,239	11,100

Net increase (decrease) in net assets resulting from operations	19,515	2,565	7,680	4,085	2,629	175,300	17,164

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(82,260)	6,561	(19,786)	(39,705)	1,843	(126,013)	42,447
Adjustments to net assets allocated to contracts in payout phase	-	6,910	-	-	-	3,006	-

Increase (decrease) in net assets resulting from Contract transactions	(82,260)	13,471	(19,786)	(39,705)	1,843	(123,007)	42,447

Total increase (decrease) in net assets	(62,745)	16,036	(12,106)	(35,620)	4,472	52,293	59,611

NET ASSETS:
Beginning of period	192,661	624,002	379,365	51,660	52,514	985,240	360,214

End of period	$129,916	$640,038	$367,259	$16,040	$56,986	$1,037,533	$419,825

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46	$276,752	$192,775	$919	$2,739	$241	$(1,949)
Net realized gain (loss) on investments	14,461	57	1,844,464	2,028	3,226	363	36,097
Change in net unrealized appreciation (depreciation) on investments	(13,516)	(9)	3,605,502	1,509	38,332	3,809	(24,715)

Net increase (decrease) in net assets resulting from operations	991	276,800	5,642,741	4,456	44,297	4,413	9,433

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	3,020	10,380	-	-	-	-
Contract owners' benefits	-	(1,157,216)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(21,115)	1,524,964	(2,862,652)	(39,367)	(467)	(510)	(84,060)
Adjustments to net assets allocated to contracts in payout phase	3,541	26,053	59,434	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(17,574)	396,821	(2,792,838)	(39,367)	(467)	(510)	(84,060)

Total increase (decrease) in net assets	(16,583)	673,621	2,849,903	(34,911)	43,830	3,903	(74,627)

NET ASSETS:
Beginning of period	92,405	6,872,682	24,296,113	51,674	538,406	43,513	263,186

End of period	$75,822	$7,546,303	$27,146,016	$16,763	$582,236	$47,416	$188,559

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,237)	$1,852	$(928)	$1,100	$47,217	$(818)	$(1,089)
Net realized gain (loss) on investments	30,635	63	(45,755)	5,006	(2,531)	36,773	34,950
Change in net unrealized appreciation (depreciation) on investments	(25,979)	(3,612)	28,265	(7,895)	(37,940)	8,942	37,968

Net increase (decrease) in net assets resulting from operations	2,419	(1,697)	(18,418)	(1,789)	6,746	44,897	71,829

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1)	-	(129,265)	-	269,684	(146,414)	(15,956)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	3,746

Increase (decrease) in net assets resulting from Contract transactions	(1)	-	(129,265)	-	269,684	(146,414)	(12,210)

Total increase (decrease) in net assets	2,418	(1,697)	(147,683)	(1,789)	276,430	(101,517)	59,619

NET ASSETS:
Beginning of period	319,291	103,308	218,347	59,322	714,971	225,445	357,150

End of period	$321,709	$101,611	$70,664	$57,533	$991,401	$123,928	$416,769

Note: Totals may not appear to foot/crossfoot due to rounding.

               (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(379)	$1,995	$5,194	$2,464	$1,680	$4,053	$6,277
Net realized gain (loss) on investments	9,496	17,879	(7,748)	24,311	19,584	9,784	2,960
Change in net unrealized appreciation (depreciation) on investments	2,912	(20,934)	4,050	62,169	14,837	69,160	523

Net increase (decrease) in net assets resulting from operations	12,029	(1,060)	1,496	88,944	36,101	82,997	9,760

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(82,351)	(53,620)	(105,321)	(28,127)	(15,252)	37,191	(43,219)
Adjustments to net assets allocated to contracts in payout phase	-	-	14,499	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(82,351)	(53,620)	(90,822)	(28,127)	(15,252)	37,191	(43,219)

Total increase (decrease) in net assets	(70,322)	(54,680)	(89,326)	60,817	20,849	120,188	(33,459)

NET ASSETS:
Beginning of period	97,914	118,611	238,020	717,696	269,261	558,240	268,459

End of period	$27,592	$63,931	$148,694	$778,513	$290,110	$678,428	$235,000

Note: Totals may not appear to foot/crossfoot due to rounding.

                           (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Vanguard VIF Small Company Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(636)
Net realized gain (loss) on investments	(1,685)
Change in net unrealized appreciation (depreciation) on investments	40,255

Net increase (decrease) in net assets resulting from operations	37,934

CONTRACT TRANSACTIONS:
Contract owners' net payments	-
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	(8,866)
Adjustments to net assets allocated to contracts in payout phase	-

Increase (decrease) in net assets resulting from Contract transactions	(8,866)

Total increase (decrease) in net assets	29,068

NET ASSETS:
Beginning of period	363,265

End of period	$392,333

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(82)	$(10)	$(3,914)	$2,270	$(1,623)	$(2,059)	$(16,068)
Net realized gain (loss) on investments	3,302	19	35,315	19,579	(7,995)	(19,278)	(41,826)
Change in net unrealized appreciation (depreciation) on investments	12,531	6,051	127,107	7,375	31,954	110,244	568,441

Net increase (decrease) in net assets resulting from operations	15,751	6,060	158,508	29,224	22,336	88,907	510,547

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(59,038)	(1,230)
Net transfers (to) from the Company and/or Subaccounts	(56,296)	(77)	414	(13,425)	(47,819)	16,088	148,454
Adjustments to net assets allocated to contracts in payout phase	(2,618)	-	-	-	-	-	(4,377)

Increase (decrease) in net assets resulting from Contract transactions	(58,914)	(77)	414	(13,425)	(47,819)	(42,950)	142,847

Total increase (decrease) in net assets	(43,163)	5,983	158,922	15,799	(25,483)	45,957	653,394

NET ASSETS:
Beginning of period	163,371	42,762	463,886	287,034	212,549	220,498	1,547,821

End of period	$120,208	$48,745	$622,808	$302,833	$187,066	$266,455	$2,201,215

Note: Totals may not appear to foot/crossfoot due to rounding.

                           (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,165)	$(693)	$(892)	$(1,306)	$1,306	$991	$17
Net realized gain (loss) on investments	(70,134)	9,416	(56,369)	12,312	13,141	9,057	(446)
Change in net unrealized appreciation (depreciation) on investments	129,163	16,556	69,457	24,028	21,669	26,961	936

Net increase (decrease) in net assets resulting from operations	56,864	25,279	12,196	35,034	36,116	37,009	507

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(27,893)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(98,884)	1	(7,063)	(12,235)	23,907	(3,539)	(2,702)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	(3,879)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(98,884)	1	(34,956)	(16,114)	23,907	(3,539)	(2,702)

Total increase (decrease) in net assets	(42,020)	25,280	(22,760)	18,920	60,023	33,470	(2,195)

NET ASSETS:
Beginning of period	315,832	78,621	82,354	148,290	160,798	148,132	4,474

End of period	$273,812	$103,901	$59,594	$167,210	$220,821	$181,602	$2,279

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Service Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,163	$1,606	$3,863	$1,179	$(438)	$(192)	$(1,564)
Net realized gain (loss) on investments	527	(78)	(7,801)	13,082	53,833	30,681	(3,487)
Change in net unrealized appreciation (depreciation) on investments	22,840	584	33,277	66,086	77,783	35,347	80,370

Net increase (decrease) in net assets resulting from operations	24,530	2,112	29,339	80,347	131,178	65,836	75,319

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(7,957)	18,404	(33,359)	(15,258)	(32,010)	-	(26,303)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(7,957)	18,404	(33,359)	(15,258)	(32,010)	-	(26,303)

Total increase (decrease) in net assets	16,573	20,516	(4,020)	65,089	99,168	65,836	49,016

NET ASSETS:
Beginning of period	166,544	39,093	263,529	463,837	672,968	255,514	192,162

End of period	$183,117	$59,609	$259,509	$528,926	$772,136	$321,350	$241,178

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware VIP International Series, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(482)	$(550)	$(75)	$(7,867)	$(11,569)	$(378)	$575
Net realized gain (loss) on investments	1,063	(899)	(737)	21,980	82,262	197	(240)
Change in net unrealized appreciation (depreciation) on investments	7,812	10,843	1,759	440,446	459,660	19,596	9,403

Net increase (decrease) in net assets resulting from operations	8,393	9,394	947	454,559	530,353	19,415	9,738

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(14,309)	(34,210)	210	159,980	(27,360)	(12,662)	(966)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	(3,108)	(2,240)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(14,309)	(34,210)	210	156,872	(29,600)	(12,662)	(966)

Total increase (decrease) in net assets	(5,916)	(24,816)	1,157	611,431	500,753	6,753	8,772

NET ASSETS:
Beginning of period	80,609	96,493	10,578	1,017,553	1,228,943	99,933	76,296

End of period	$74,693	$71,677	$11,735	$1,628,984	$1,729,696	$106,686	$85,068

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,479	$(8,140)	$1,072	$375	$161	$3,754	$(12)
Net realized gain (loss) on investments	13,804	95,339	21,581	23	366	(16,566)	66
Change in net unrealized appreciation (depreciation) on investments	17,007	289,803	63,990	7,592	14,754	167,307	294

Net increase (decrease) in net assets resulting from operations	32,290	377,002	86,643	7,990	15,281	154,495	348

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	60	-	-	-	4,960	-
Contract owners' benefits	-	(447)	(127)	-	-	(14,036)	-
Net transfers (to) from the Company and/or Subaccounts	(3,397)	(352,031)	15,160	(3,483)	-	(138,370)	(1)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	(2,142)	-	(2,960)	-

Increase (decrease) in net assets resulting from Contract transactions	(3,397)	(352,418)	15,033	(5,625)	-	(150,406)	(1)

Total increase (decrease) in net assets	28,893	24,584	101,676	2,365	15,281	4,089	347

NET ASSETS:
Beginning of period	168,654	1,173,131	337,445	45,045	64,322	1,109,690	1,919

End of period	$197,547	$1,197,715	$439,121	$47,410	$79,603	$1,113,779	$2,266

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$343	$9,377	$34,168	$1,227	$1,144	$1,349	$835
Net realized gain (loss) on investments	4,238	(8,646)	9,352	1,601	696	1,229	1,014
Change in net unrealized appreciation (depreciation) on investments	10,406	26,769	59,393	9,917	2,710	3,737	3,229

Net increase (decrease) in net assets resulting from operations	14,987	27,500	102,913	12,745	4,550	6,315	5,078

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	(802)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(580)	(34,398)	(47,313)	(3,109)	1	(1)	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,382)	(34,398)	(47,313)	(3,109)	1	(1)	-

Total increase (decrease) in net assets	13,605	(6,898)	55,600	9,636	4,551	6,314	5,078

NET ASSETS:
Beginning of period	107,741	651,746	1,393,046	79,364	47,303	61,594	45,393

End of period	$121,346	$644,848	$1,448,646	$89,000	$51,854	$67,908	$50,471

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2030 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$445	$(34)	$85,306	$1,620	$24,241	$32,060	$1,497
Net realized gain (loss) on investments	642	75	28,614	2,792	18,686	(3,090)	(1,107)
Change in net unrealized appreciation (depreciation) on investments	1,573	5,507	200,250	7,713	55,939	56,418	15,805

Net increase (decrease) in net assets resulting from operations	2,660	5,548	314,170	12,125	98,866	85,388	16,195

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	1,300
Contract owners' benefits	-	-	-	-	(9)	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(1,353)	(33,184)	(3,051)	(452,144)	(34,165)	8,711
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(1,353)	(33,184)	(3,051)	(452,153)	(34,165)	10,011

Total increase (decrease) in net assets	2,660	4,195	280,986	9,074	(353,287)	51,223	26,206

NET ASSETS:
Beginning of period	21,564	38,171	2,755,193	96,425	1,385,008	1,197,369	116,902

End of period	$24,224	$42,366	$3,036,179	$105,499	$1,031,721	$1,248,592	$143,108

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower SecureFoundation Balanced Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II	Franklin Small Cap Value VIP Fund, Class 2	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$234,121	$(394)	$34,628	$857	$(1,414)	$(28)	$2,951
Net realized gain (loss) on investments	198,770	2,324	(8,964)	(1,884)	27,118	(6,222)	34,907
Change in net unrealized appreciation (depreciation) on investments	1,409,062	8,976	42,340	7,093	41,859	29,657	(6,742)

Net increase (decrease) in net assets resulting from operations	1,841,953	10,906	68,004	6,066	67,563	23,407	31,116

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(86)	-	(1)	-	(1,084)
Net transfers (to) from the Company and/or Subaccounts	(1,225,109)	19,545	(2,936)	(8,021)	(3,910)	(23,922)	(30,799)
Adjustments to net assets allocated to contracts in payout phase	-	-	(7,818)	274	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,225,109)	19,545	(10,840)	(7,747)	(3,911)	(23,922)	(31,883)

Total increase (decrease) in net assets	616,844	30,451	57,164	(1,681)	63,652	(515)	(767)

NET ASSETS:
Beginning of period	15,492,222	52,965	2,010,626	86,951	553,401	129,302	288,122

End of period	$16,109,066	$83,416	$2,067,790	$85,270	$617,053	$128,787	$287,355

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(144)	$(3,320)	$(4,548)	$3,358	$3,540	$(425)	$1,297
Net realized gain (loss) on investments	2,052	(7,911)	72,505	42,675	(315)	(8,610)	(6)
Change in net unrealized appreciation (depreciation) on investments	22,670	87,780	149,704	(2,939)	3,653	21,513	35,532

Net increase (decrease) in net assets resulting from operations	24,578	76,549	217,661	43,094	6,878	12,478	36,823

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	3,360	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(10,392)	(50,078)	(86,633)	(121,801)	(1,243)	(23,870)	(177)
Adjustments to net assets allocated to contracts in payout phase	(4,202)	-	(10,160)	-	-	(2,032)	-

Increase (decrease) in net assets resulting from Contract transactions	(14,594)	(50,078)	(96,793)	(118,441)	(1,243)	(25,902)	(177)

Total increase (decrease) in net assets	9,984	26,471	120,868	(75,347)	5,635	(13,424)	36,646

NET ASSETS:
Beginning of period	120,990	461,800	699,785	469,165	72,901	118,690	211,275

End of period	$130,974	$488,271	$820,653	$393,818	$78,536	$105,266	$247,921

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(881)	$(1,400)	$4,175	$67,412	$36,644	$1,189	$1,267
Net realized gain (loss) on investments	716	(1,997)	2,953	(8,871)	(14,326)	25,149	11,949
Change in net unrealized appreciation (depreciation) on investments	17,529	64,625	35,757	28,742	34,819	141,513	7,617

Net increase (decrease) in net assets resulting from operations	17,364	61,228	42,885	87,283	57,137	167,851	20,833

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	60	-	-
Contract owners' benefits	-	-	-	-	(6,565)	-	(8,509)
Net transfers (to) from the Company and/or Subaccounts	(5,528)	(5,849)	(13,526)	(40,405)	(7,790)	17,766	(32,575)
Adjustments to net assets allocated to contracts in payout phase	-	-	(2,504)	(1,327)	-	445	(2,095)

Increase (decrease) in net assets resulting from Contract transactions	(5,528)	(5,849)	(16,030)	(41,732)	(14,295)	18,211	(43,179)

Total increase (decrease) in net assets	11,836	55,379	26,855	45,551	42,842	186,062	(22,346)

NET ASSETS:
Beginning of period	115,166	137,826	300,338	1,789,815	1,308,035	651,341	242,309

End of period	$127,002	$193,205	$327,193	$1,835,366	$1,350,877	$837,403	$219,963

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$259	$(3,008)	$39,731	$(2,319)	$(3,985)	$29,823	$1,608
Net realized gain (loss) on investments	785	17,501	22,399	11,224	358	(3,750)	(976)
Change in net unrealized appreciation (depreciation) on investments	2,946	132,913	427,436	88,985	249,787	118,916	1,157

Net increase (decrease) in net assets resulting from operations	3,990	147,406	489,566	97,890	246,160	144,989	1,789

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	420	-	-	-	-
Contract owners' benefits	-	-	(2,243)	(44,350)	-	(4,823)	-
Net transfers (to) from the Company and/or Subaccounts	(3,846)	(50,093)	(145,145)	8,021	(63,602)	(57,376)	(5,865)
Adjustments to net assets allocated to contracts in payout phase	-	(3,174)	(276)	-	-	(1,535)	-

Increase (decrease) in net assets resulting from Contract transactions	(3,846)	(53,267)	(147,244)	(36,329)	(63,602)	(63,734)	(5,865)

Total increase (decrease) in net assets	144	94,139	342,322	61,561	182,558	81,255	(4,076)

NET ASSETS:
Beginning of period	40,959	360,734	3,483,002	188,864	475,045	716,500	48,388

End of period	$41,103	$454,873	$3,825,324	$250,425	$657,603	$797,755	$44,312

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,302	$7,886	$1,271	$4,896	$57,590	$(8,669)	$278
Net realized gain (loss) on investments	(52,677)	(21,800)	3,855	35,757	327,196	139,163	(51)
Change in net unrealized appreciation (depreciation) on investments	173,279	75,317	17,669	(24,343)	(106,074)	36,153	5,017

Net increase (decrease) in net assets resulting from operations	130,904	61,403	22,795	16,310	278,712	166,647	5,244

CONTRACT TRANSACTIONS:
Contract owners' net payments	120	-	-	-	60	-	-
Contract owners' benefits	(174,558)	(126)	-	(11)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(61,550)	(31,098)	(29,440)	(27,294)	(260,128)	(360,339)	(414)
Adjustments to net assets allocated to contracts in payout phase	59,469	-	(735)	-	(13,516)	(13,079)	-

Increase (decrease) in net assets resulting from Contract transactions	(176,519)	(31,224)	(30,175)	(27,305)	(273,584)	(373,418)	(414)

Total increase (decrease) in net assets	(45,615)	30,179	(7,380)	(10,995)	5,128	(206,771)	4,830

NET ASSETS:
Beginning of period	949,605	828,982	204,663	350,991	3,573,435	1,156,226	43,118

End of period	$903,990	$859,161	$197,283	$339,996	$3,578,563	$949,455	$47,948

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP Small Cap Value Series, Standard Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,020	$2,333	$2,322	$1,076	$715	$(3,433)	$3,505
Net realized gain (loss) on investments	12,488	7,661	(5,261)	(32)	15,875	92,034	9,897
Change in net unrealized appreciation (depreciation) on investments	21,905	(4,303)	32,896	13,979	16,556	79,777	17,412

Net increase (decrease) in net assets resulting from operations	35,413	5,691	29,957	15,023	33,146	168,378	30,814

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	(1,056)	-	(19)	-	(2)	(2,255)	-
Net transfers (to) from the Company and/or Subaccounts	(1,675)	(2,729)	(51,603)	1	(17,671)	(115,877)	10,608
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	(2,572)	(256)	-

Increase (decrease) in net assets resulting from Contract transactions	(2,731)	(2,729)	(51,622)	1	(20,245)	(118,388)	10,608

Total increase (decrease) in net assets	32,682	2,962	(21,665)	15,024	12,901	49,990	41,422

NET ASSETS:
Beginning of period	227,730	205,181	256,498	100,563	408,091	1,071,870	254,827

End of period	$260,412	$208,143	$234,833	$115,587	$420,992	$1,121,860	$296,249

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class	PIMCO High Yield Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,599	$4,856	$(2)	$1,692	$23,862	$3,592	$81,544
Net realized gain (loss) on investments	29,095	(5,701)	39	(6,427)	(2,951)	(24,119)	(13,825)
Change in net unrealized appreciation (depreciation) on investments	(55,686)	47,097	48	131,022	(34,303)	21,511	111,149

Net increase (decrease) in net assets resulting from operations	(14,992)	46,252	85	126,287	(13,392)	984	178,868

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	7,155	-	-	120
Contract owners' benefits	-	(1,340)	-	-	(30)	-	(2,882)
Net transfers (to) from the Company and/or Subaccounts	(40,001)	(7,542)	-	(177,398)	(8,040)	(63,194)	(83,898)
Adjustments to net assets allocated to contracts in payout phase	-	(1,280)	-	(2,146)	-	-	(387)

Increase (decrease) in net assets resulting from Contract transactions	(40,001)	(10,162)	-	(172,389)	(8,070)	(63,194)	(87,047)

Total increase (decrease) in net assets	(54,993)	36,090	85	(46,102)	(21,462)	(62,210)	91,821

NET ASSETS:
Beginning of period	488,342	344,653	862	955,733	173,744	83,337	1,610,782

End of period	$433,349	$380,743	$947	$909,631	$152,282	$21,127	$1,702,603

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66,779	$8,938	$98,887	$1,344	$1,168	$(1,239)	$(735)
Net realized gain (loss) on investments	(37,849)	(353)	(46,861)	31,525	9,721	(3,689)	1,281
Change in net unrealized appreciation (depreciation) on investments	70,025	2,742	128,588	157,277	5,161	31,070	22,495

Net increase (decrease) in net assets resulting from operations	98,955	11,327	180,614	190,146	16,050	26,142	23,041

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	60	-	-	-
Contract owners' benefits	(1,918)	-	(37,678)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(221,172)	1,284	84,968	(20,127)	3,295	(3,831)	(1,593)
Adjustments to net assets allocated to contracts in payout phase	-	-	(7,812)	(2,383)	-	(1,798)	(572)

Increase (decrease) in net assets resulting from Contract transactions	(223,090)	1,284	39,478	(22,450)	3,295	(5,629)	(2,165)

Total increase (decrease) in net assets	(124,135)	12,611	220,092	167,696	19,345	20,513	20,876

NET ASSETS:
Beginning of period	2,486,942	374,207	3,475,232	695,271	130,847	151,273	75,880

End of period	$2,362,807	$386,818	$3,695,324	$862,967	$150,192	$171,786	$96,756

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(234)	$57	$1,881	$(2,507)	$19,189	$(120)	$576
Net realized gain (loss) on investments	39	12,850	(19)	45,548	(2,342)	(3)	376
Change in net unrealized appreciation (depreciation) on investments	395	24,251	26,024	4,920	(959)	1,701	7,366

Net increase (decrease) in net assets resulting from operations	200	37,158	27,886	47,961	15,888	1,578	8,318

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	36,808	-	(6,363)	2,556	50,082	(2,329)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	(6,488)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1	36,808	-	(12,851)	2,556	50,082	(2,329)

Total increase (decrease) in net assets	201	73,966	27,886	35,110	18,444	51,660	5,989

NET ASSETS:
Beginning of period	27,682	127,574	164,775	588,892	360,921	-	46,525

End of period	$27,883	$201,540	$192,661	$624,002	$379,365	$51,660	$52,514

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,506	$51,652	$(84)	$285,518	$152,365	$702	$1,338
Net realized gain (loss) on investments	59,268	(11,885)	4,220	(10)	490,462	(137)	4,247
Change in net unrealized appreciation (depreciation) on investments	57,906	(23,637)	14,054	23	4,302,934	4,978	59,309

Net increase (decrease) in net assets resulting from operations	129,680	16,130	18,190	285,531	4,945,761	5,543	64,894

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	2,700	13,725	-	-
Contract owners' benefits	(16,587)	-	-	(204,575)	(35,619)	-	-
Net transfers (to) from the Company and/or Subaccounts	(22,169)	(11,224)	(24,751)	(474,876)	(312,700)	(3,769)	(82,905)
Adjustments to net assets allocated to contracts in payout phase	(2,330)	-	(2,936)	(2,521)	(49,129)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(41,086)	(11,224)	(27,687)	(679,272)	(383,723)	(3,769)	(82,905)

Total increase (decrease) in net assets	88,594	4,906	(9,497)	(393,741)	4,562,038	1,774	(18,011)

NET ASSETS:
Beginning of period	896,646	355,308	101,902	7,266,423	19,734,075	49,900	556,417

End of period	$985,240	$360,214	$92,405	$6,872,682	$24,296,113	$51,674	$538,406

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Bond Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$80	$(1,983)	$(1,990)	$2,363	$(1,206)	$882	$27,116
Net realized gain (loss) on investments	80	12,570	12,020	(367)	(1,967)	3,750	(1,915)
Change in net unrealized appreciation (depreciation) on investments	5,838	(4,889)	(3,703)	17,955	8,116	5,223	10,835

Net increase (decrease) in net assets resulting from operations	5,998	5,698	6,327	19,951	4,943	9,855	36,036

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(8)	-	-
Net transfers (to) from the Company and/or Subaccounts	(135)	(19,843)	(1)	(30,671)	(3,387)	1	10,475
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(135)	(19,843)	(1)	(30,671)	(3,395)	1	10,475

Total increase (decrease) in net assets	5,863	(14,145)	6,326	(10,720)	1,548	9,856	46,511

NET ASSETS:
Beginning of period	37,650	277,331	312,965	114,028	216,799	49,466	668,460

End of period	$43,513	$263,186	$319,291	$103,308	$218,347	$59,322	$714,971

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Touchstone VST Common Stock Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(522)	$(273)	$(612)	$2,235	$5,895	$1,781	$993
Net realized gain (loss) on investments	13,959	24,591	(8,664)	4,333	(7,125)	36,759	14,757
Change in net unrealized appreciation (depreciation) on investments	33,269	49,133	25,121	(13,113)	20,867	116,063	27,877

Net increase (decrease) in net assets resulting from operations	46,706	73,451	15,845	(6,545)	19,637	154,603	43,627

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,054)	(10,236)	(46,981)	(13,926)	(58,464)	(19,940)	(16,123)
Adjustments to net assets allocated to contracts in payout phase	-	(2,563)	-	-	7,675	-	-

Increase (decrease) in net assets resulting from Contract transactions	(4,054)	(12,799)	(46,981)	(13,926)	(50,789)	(19,940)	(16,123)

Total increase (decrease) in net assets	42,652	60,652	(31,136)	(20,471)	(31,152)	134,663	27,504

NET ASSETS:
Beginning of period	182,793	296,498	129,050	139,082	269,172	583,033	241,757

End of period	$225,445	$357,150	$97,914	$118,611	$238,020	$717,696	$269,261

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,350	$4,277	$(970)
Net realized gain (loss) on investments	8,992	10,111	(2,068)
Change in net unrealized appreciation (depreciation) on investments	60,349	12,759	60,961

Net increase (decrease) in net assets resulting from operations	72,691	27,147	57,923

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-
Contract owners' benefits	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,612)	536	(4,510)
Adjustments to net assets allocated to contracts in payout phase	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,612)	536	(4,510)

Total increase (decrease) in net assets	71,079	27,683	53,413

NET ASSETS:
Beginning of period	487,161	240,776	309,852

End of period	$558,240	$268,459	$363,265

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The Variable Annuity-1 Series Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts

The following is a list of the variable annuity products funded by the Separate Account:

Schwab OneSource NY

Schwab Choice NY

Schwab Advisor NY

Schwab Select NY

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 141 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class A

AB VPS International Value Portfolio, Class A

AB VPS Large Cap Growth Portfolio, Class A

AB VPS Relative Value Portfolio, Class A

AB VPS Sustainable International Thematic Portfolio, Class A (a)

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Allspring VT Discovery All Cap Growth Fund, Class 2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Opportunity Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Small Capitalization Fund, Class 2 (a)

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS The Bond Fund of America, Class 2

BlackRock Global Allocation V.I. Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Emerging Markets Fund, Class 2

Columbia VP Large Cap Growth Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Delaware VIP International Series, Standard Class (a)

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP, Class A

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A

DWS Global Small Cap VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class (a)

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility Fund II

Franklin Small Cap Value VIP Fund, Class 2

Invesco Oppenheimer V.I. International Growth Fund, Series I

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Fund, Series I

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. High Yield Fund, Series I

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Main Street Small Cap Fund

Invesco V.I. Small Cap Equity Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson Balanced Fund, Class I

Janus Henderson Flexible Bond Portfolio

Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Henderson Global Research Fund, Class I

Janus Henderson Overseas Fund, Class S

Janus Henderson Overseas Portfolio, Institutional Shares

Janus Henderson Research Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Lazard Retirement Emerging Markets Equity Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio

LVIP American Century Balanced Fund, Standard Class II (a)

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Mid Cap Value Fund, Service Class (a)

LVIP American Century Value Fund, Standard Class II (a)

LVIP Baron Growth Opportunities Fund, Service Class

LVIP JPMorgan Core Bond Fund, Standard Class (a)

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP Macquarie SMID Cap Core Fund, Standard Class (a)

LVIP Macquarie Value Fund, Standard Class (a)

Macquarie VIP Emerging Markets Series, Standard Class (a)

Macquarie VIP International Core Equity Series, Service Class (a)

Macquarie VIP International Core Equity Series, Standard Class (a)

Macquarie VIP Small Cap Value Series, Standard Class (a)

MFS International Growth Portfolio, Initial Class (a)

MFS International Intrinsic Value Portfolio, Service Class

MFS Mid Cap Value Portfolio, Initial Class

MFS Utilities Series, Service Class

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (a)

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

NVIT Mid Cap Index Fund, Class II

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

PIMCO Emerging Markets Bond Portfolio, Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Pioneer Fund VCT Portfolio, Class I

Pioneer Mid Cap Value VCT Portfolio, Class II

Pioneer Select Mid Cap Growth VCT Portfolio, Class I

Prudential Series Fund Equity Portfolio, Class II

Prudential Series Fund Natural Resources Portfolio, Class II

Putnam VT Core Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT Global Health Care Fund, Class IB

Putnam VT Income Fund, Class IA

Putnam VT International Equity Fund, Class IA (a)

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund

Royce Capital Fund Small Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Fund

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Third Avenue Value Fund

Touchstone VST Bond Fund

Touchstone VST Common Stock Fund

Touchstone VST Common Stock Fund, Service Class

Touchstone VST Small Company Fund

VanEck VIP Global Resources Fund

VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

(a) See Subaccount Changes table below

Subaccount Changes: Closed Subaccounts

During 2024, the following Subaccounts were closed:

Subaccount Name	Date of Closure
AB VPS Sustainable International Thematic Portfolio, Class A	April 11, 2024
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	December 5, 2024

Subaccount Changes: Opened Subaccounts

During 2024 and 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Funds IS Global Small Capitalization Fund, Class 2	March 22, 2024
Empower International Value Fund, Investor Class	December 31, 2024
LVIP JPMorgan Core Bond Fund, Standard Class	November 25, 2024
MFS International Growth Portfolio, Initial Class	March 22, 2024
Putnam VT International Equity Fund, Class IA	July 18, 2023

Subaccount Changes: Subaccount Name Changes

During 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Delaware Ivy VIP International Core Equity, Class II	Macquarie VIP International Core Equity Series, Service Class	May 1, 2024

Delaware VIP Emerging Markets, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	May 1, 2024

Delaware Ivy VIP International Core Equity Series, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	May 1, 2024

Delaware VIP Small Cap Value Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class	May 1, 2024

LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	May 1, 2024

LVIP Delaware Value Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	May 1, 2024

Subaccount Changes: Merged Subaccount

During 2024, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Standard Class	Delaware Ivy VIP International Core Equity Series, Standard Class	April 26, 2024

Subaccount Changes: Subaccount Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Balanced Fund, Class I	LVIP American Century Balanced Fund, Standard Class II	April 26, 2024

American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Mid Cap Value Fund, Class II	LVIP American Century Mid Cap Value Fund, Service Class	April 26, 2024

American Century Investments VP Value Fund, Class I	LVIP American Value Fund, Standard Class II	April 26, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class A	$7,350	$20,094
AB VPS International Value Portfolio, Class A	867	19,808
AB VPS Large Cap Growth Portfolio, Class A	101,405	33,779
AB VPS Relative Value Portfolio, Class A	61,302	9,664
AB VPS Sustainable International Thematic Portfolio, Class A	12,074	196,562
Alger Capital Appreciation Portfolio, Class I-2	91,062	57,832
Alger Large Cap Growth Portfolio, Class I-2	128,695	344,151
Alger Mid Cap Growth Portfolio, Class I-2	79	72,253
Allspring VT Discovery All Cap Growth Fund, Class 2	5,275	61,256
Allspring VT Discovery SMID Cap Growth Fund, Class 2	16,151	29,134
Allspring VT Opportunity Fund, Class 2	17,433	14,280
American Funds IS Global Growth Fund, Class 1	11,255	147,578
American Funds IS Global Small Capitalization Fund, Class 2	45,030	167
American Funds IS Growth-Income Fund, Class 4	7,476	100,005
American Funds IS International Fund, Class 2	3	2,419
American Funds IS New World Fund, Class 2	3,964	19,501
American Funds IS The Bond Fund of America, Class 2	39,647	5,528
BlackRock Global Allocation V.I. Fund, Class I	20,880	8,912
BNY Mellon IP MidCap Stock Portfolio, Service Shares	12,503	22,140
BNY Mellon VIF Appreciation Portfolio, Initial Shares	63,081	50,660
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	19,776	2,661
ClearBridge Variable Large Cap Growth Portfolio, Class I	13,485	17,404
ClearBridge Variable Mid Cap Portfolio, Class I	4,691	785
ClearBridge Variable Small Cap Growth Portfolio, Class I	6,292	1,286
Columbia VP Emerging Markets Fund, Class 2	1,131	373
Columbia VP Large Cap Growth Fund, Class 2	127,628	234,420
Columbia VP Seligman Global Technology Fund, Class 2	128,074	692,101
Columbia VP Small Cap Value Fund, Class 2	4,727	16,594
Delaware VIP International Series, Standard Class	2,880	89,572
Dimensional VA US Targeted Value Portfolio	16,474	39,717
DWS Capital Growth VIP, Class A	240,409	86,190
DWS Core Equity VIP, Class A	19,383	227,716
DWS CROCI U.S. VIP, Class A	120,469	128,747
DWS Global Small Cap VIP, Class A	4,433	17,118
DWS Small Cap Index VIP, Class A	71,152	299,232
DWS Small Mid Cap Growth VIP, Class A	21	15
DWS Small Mid Cap Value VIP, Class A	7,529	32,926
Empower Bond Index Fund, Investor Class	131,563	49,184
Empower Conservative Profile Fund, Investor Class	64,248	59,542
Empower International Index Fund, Investor Class	12,795	1,708
Empower International Value Fund, Investor Class	33,530	-
Empower Lifetime 2015 Fund, Investor Class	2,493	352
Empower Lifetime 2020 Fund, Investor Class	2,812	462

Subaccount	Purchases	Sales
Empower Lifetime 2025 Fund, Investor Class	$2,548	$345
Empower Lifetime 2030 Fund, Investor Class	1,396	166
Empower Mid Cap Value Fund, Investor Class	3,928	5,540
Empower Moderate Profile Fund, Investor Class	185,524	679,581
Empower Moderately Aggressive Profile Fund, Investor Class	28,070	34,106
Empower Moderately Conservative Profile Fund, Investor Class	49,726	54,124
Empower Multi-Sector Bond Fund, Investor Class	186,562	43,434
Empower Real Estate Index Fund, Investor Class	41,073	19,645
Empower SecureFoundation Balanced Fund, Investor Class	1,106,323	2,331,967
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	4,072	29,611
Federated Hermes Fund for U.S. Government Securities II	89,651	836,589
Federated Hermes Managed Volatility Fund II	1,883	42,138
Franklin Small Cap Value VIP Fund, Class 2	27,330	140,395
Invesco Oppenheimer V.I. International Growth Fund, Series I	9,637	72,123
Invesco V.I. Comstock Fund, Series I	17,790	128,187
Invesco V.I. Core Equity Fund, Series I	11,048	31,232
Invesco V.I. EQV International Equity Fund, Series I	83,321	61,534
Invesco V.I. Global Fund, Series I	93,282	211,829
Invesco V.I. Growth and Income Fund, Series I	27,557	204,141
Invesco V.I. High Yield Fund, Series I	4,482	11,361
Invesco V.I. Main Street Mid Cap Fund	3,143	2,490
Invesco V.I. Main Street Small Cap Fund	54,191	35,620
Invesco V.I. Small Cap Equity Fund, Series I	6,701	1,038
Invesco V.I. Technology Fund, Series I	10,000	3,278
Janus Henderson Balanced Fund, Class I	6,604	68,438
Janus Henderson Flexible Bond Portfolio	265,025	207,600
Janus Henderson Flexible Bond Portfolio, Service Shares	97,869	207,139
Janus Henderson Global Research Fund, Class I	52,577	12,877
Janus Henderson Overseas Fund, Class S	36,580	54,858
Janus Henderson Overseas Portfolio, Institutional Shares	467	10,606
Janus Henderson Research Portfolio, Institutional Shares	11,871	134,484
Janus Henderson VIT Balanced Portfolio, Service Shares	74,664	146,544
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	184	42,110
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	32,225	174,280
Lazard Retirement Emerging Markets Equity Portfolio	48,037	85,606
Lord Abbett Series Fund Short Duration Income Portfolio	9,498	705
LVIP American Century Balanced Fund, Standard Class II	26,729	55,857
LVIP American Century Disciplined Core Value Fund, Standard Class II	31,376	94,843
LVIP American Century International Fund, Standard Class II	42,519	121,786
LVIP American Century Mid Cap Value Fund, Service Class	41,193	144,433
LVIP American Century Value Fund, Standard Class II	329,095	412,079
LVIP Baron Growth Opportunities Fund, Service Class	40,657	166,274
LVIP JPMorgan Core Bond Fund, Standard Class	12,504	10
LVIP JPMorgan Small Cap Core Fund, Standard Class	1,220	761
LVIP Macquarie SMID Cap Core Fund, Standard Class	230,134	74,680
LVIP Macquarie Value Fund, Standard Class	9,857	107,806
Macquarie VIP Emerging Markets Series, Standard Class	17,725	124,906
Macquarie VIP International Core Equity Series, Service Class	1,794	35,690

Subaccount	Purchases	Sales
Macquarie VIP International Core Equity Series, Standard Class	$52,386	$24,613
Macquarie VIP Small Cap Value Series, Standard Class	23,899	144,754
MFS International Growth Portfolio, Initial Class	43,543	170
MFS International Intrinsic Value Portfolio, Service Class	229,081	260,387
MFS Mid Cap Value Portfolio, Initial Class	62,326	45,491
MFS Utilities Series, Service Class	21,574	32,162
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	15,942	443,452
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	29	8
NVIT Mid Cap Index Fund, Class II	272,464	136,205
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	17,902	12,911
PIMCO Emerging Markets Bond Portfolio, Admin Class	1,527	130
PIMCO High Yield Portfolio, Admin Class	133,223	144,042
PIMCO Low Duration Portfolio, Admin Class	171,929	332,212
PIMCO Real Return Portfolio, Admin Class	9,289	70,395
PIMCO Total Return Portfolio, Admin Class	345,889	558,945
Pioneer Fund VCT Portfolio, Class I	839,116	229,332
Pioneer Mid Cap Value VCT Portfolio, Class II	10,035	35,721
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	64,536	39,994
Prudential Series Fund Equity Portfolio, Class II	15	2,934
Prudential Series Fund Natural Resources Portfolio, Class II	-	253
Putnam VT Core Equity Fund, Class IA	14,529	13,865
Putnam VT Global Asset Allocation Fund, Class IA	2,888	83,137
Putnam VT Global Health Care Fund, Class IB	156,645	123,198
Putnam VT Income Fund, Class IA	72,808	72,711
Putnam VT International Equity Fund, Class IA	1,256	39,954
Putnam VT International Value Fund, Class IA	5,133	2,020
Putnam VT Large Cap Value Fund, Class IB	61,226	136,707
Putnam VT Mortgage Securities Fund	102,104	35,203
Royce Capital Fund Small Cap Portfolio, Service Class	123,390	141,540
Schwab Government Money Market Portfolio	4,721,292	4,073,724
Schwab S&P 500 Index Fund	1,382,071	4,041,568
Schwab VIT Balanced Portfolio	1,338	39,615
Schwab VIT Balanced with Growth Portfolio	13,387	9,512
Schwab VIT Growth Portfolio	1,011	1,145
T. Rowe Price Health Sciences Portfolio	18,499	87,917
T. Rowe Price Health Sciences Portfolio, Class II	30,256	2,237
Templeton Foreign VIP Fund, Class 2	2,548	696
Templeton Global Bond VIP Fund, Class 2	4,722	134,916
Third Avenue Value Fund	6,388	474
Touchstone VST Bond Fund	345,336	28,435
Touchstone VST Common Stock Fund	26,494	165,305
Touchstone VST Common Stock Fund, Service Class	30,097	18,808
Touchstone VST Small Company Fund	1,117	82,936
VanEck VIP Global Resources Fund	5,560	57,185
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	6,231	106,358
Vanguard VIF Capital Growth Portfolio	25,859	35,834
Vanguard VIF Diversified Value Portfolio	22,433	19,876
Vanguard VIF Mid-Cap Index Portfolio	65,617	16,965
Vanguard VIF Real Estate Index Portfolio	28,938	59,180
Vanguard VIF Small Company Growth Portfolio	2,020	11,522

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class A	28		548	(520)	19		2,007	(1,988)
AB VPS International Value Portfolio, Class A	0	*	2,128	(2,128)	-		8	(8)
AB VPS Large Cap Growth Portfolio, Class A	1,534		575	959	233		199	34
AB VPS Relative Value Portfolio, Class A	1,748		288	1,460	865		1,606	(741)
AB VPS Sustainable International Thematic Portfolio, Class A	583		10,268	(9,685)	21		2,467	(2,446)
Alger Capital Appreciation Portfolio, Class I-2	2,910		1,835	1,075	1,213		3,037	(1,824)
Alger Large Cap Growth Portfolio, Class I-2	1,798		4,186	(2,388)	4,205		2,265	1,940
Alger Mid Cap Growth Portfolio, Class I-2	2		1,837	(1,835)	60		2,637	(2,577)
Allspring VT Discovery All Cap Growth Fund, Class 2	-		1,907	(1,907)	-		-	-
Allspring VT Discovery SMID Cap Growth Fund, Class 2	436		1,182	(746)	1,178		2,754	(1,576)
Allspring VT Opportunity Fund, Class 2	0	*	296	(296)	-		344	(344)
American Funds IS Global Growth Fund, Class 1	115		5,269	(5,154)	1,443		443	1,000
American Funds IS Global Small Capitalization Fund, Class 2	3,264		-	3,264	-		-	-
American Funds IS Growth-Income Fund, Class 4	0	*	5,167	(5,167)	15		232	(217)
American Funds IS International Fund, Class 2	-		184	(184)	-		232	(232)
American Funds IS New World Fund, Class 2	34		1,044	(1,010)	37		578	(541)
American Funds IS The Bond Fund of America, Class 2	3,829		531	3,298	2,003		-	2,003
BlackRock Global Allocation V.I. Fund, Class I	-		454	(454)	0	*	2,439	(2,439)
BNY Mellon IP MidCap Stock Portfolio, Service Shares	-		942	(942)	-		896	(896)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	56		1,004	(948)	72		949	(877)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	-		-	-	-		-	-
ClearBridge Variable Large Cap Growth Portfolio, Class I	50		702	(652)	-		1,779	(1,779)
ClearBridge Variable Mid Cap Portfolio, Class I	136		11	125	101		1,005	(904)
ClearBridge Variable Small Cap Growth Portfolio, Class I	191		41	150	431		2,083	(1,652)
Columbia VP Emerging Markets Fund, Class 2	94		26	68	79		54	25
Columbia VP Large Cap Growth Fund, Class 2	4,253		6,117	(1,864)	8,617		1,756	6,861
Columbia VP Seligman Global Technology Fund, Class 2	275		8,611	(8,336)	-		492	(492)
Columbia VP Small Cap Value Fund, Class 2	0	*	334	(334)	-		311	(311)
Dimensional VA US Targeted Value Portfolio	106		1,695	(1,589)	212		388	(176)
DWS Capital Growth VIP, Class A	2,304		1,247	1,057	413		8,679	(8,266)
DWS Core Equity VIP, Class A	1		6,687	(6,686)	1,038		709	329

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
DWS CROCI U.S. VIP, Class A	4,895		5,103	(208)	12	172	(160)
DWS Global Small Cap VIP, Class A	0	*	1,157	(1,157)	-	-	-
DWS Small Cap Index VIP, Class A	1,101		12,320	(11,219)	2,712	11,276	(8,564)
DWS Small Mid Cap Growth VIP, Class A	-		-	-	-	-	-
DWS Small Mid Cap Value VIP, Class A	-		1,259	(1,259)	10	69	(59)
Empower Bond Index Fund, Investor Class	11,414		4,533	6,881	-	3,559	(3,559)
Empower Conservative Profile Fund, Investor Class	-		4,129	(4,129)	-	4,217	(4,217)
Empower International Index Fund, Investor Class	853		89	764	68	370	(302)
Empower International Value Fund, Investor Class	2,242		-	2,242	-	-	-
Empower Lifetime 2015 Fund, Investor Class	-		-	-	-	-	-
Empower Lifetime 2020 Fund, Investor Class	-		-	-	-	-	-
Empower Lifetime 2025 Fund, Investor Class	-		-	-	-	-	-
Empower Lifetime 2030 Fund, Investor Class	-		-	-	-	-	-
Empower Mid Cap Value Fund, Investor Class	17		274	(257)	82	156	(74)
Empower Moderate Profile Fund, Investor Class	-		49,061	(49,061)	9,898	12,157	(2,259)
Empower Moderately Aggressive Profile Fund, Investor Class	1,481		2,246	(765)	-	245	(245)
Empower Moderately Conservative Profile Fund, Investor Class	-		3,536	(3,536)	-	38,795	(38,795)
Empower Multi-Sector Bond Fund, Investor Class	11,122		2,958	8,164	650	3,630	(2,980)
Empower Real Estate Index Fund, Investor Class	2,694		1,607	1,087	1,862	812	1,050
Empower SecureFoundation Balanced Fund, Investor Class	-		135,689	(135,689)	-	81,575	(81,575)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	95		1,483	(1,388)	1,168	61	1,107
Federated Hermes Fund for U.S. Government Securities II	2,987		82,348	(79,361)	1,939	2,044	(105)
Federated Hermes Managed Volatility Fund II	-		1,411	(1,411)	-	299	(299)
Franklin Small Cap Value VIP Fund, Class 2	291		6,033	(5,742)	877	1,098	(221)
Invesco Oppenheimer V.I. International Growth Fund, Series I	26		4,133	(4,107)	10	1,579	(1,569)
Invesco V.I. Comstock Fund, Series I	0	*	3,544	(3,544)	77	1,197	(1,120)
Invesco V.I. Core Equity Fund, Series I	-		556	(556)	-	235	(235)
Invesco V.I. EQV International Equity Fund, Series I	3,676		2,920	756	1,012	4,097	(3,085)
Invesco V.I. Global Fund, Series I	1,765		4,031	(2,266)	-	2,896	(2,896)
Invesco V.I. Growth and Income Fund, Series I	129		6,597	(6,468)	101	3,862	(3,761)
Invesco V.I. High Yield Fund, Series I	33		428	(395)	22	95	(73)
Invesco V.I. Main Street Mid Cap Fund	-		49	(49)	-	840	(840)
Invesco V.I. Main Street Small Cap Fund	1,892		1,369	523	35	43	(8)
Invesco V.I. Small Cap Equity Fund, Series I	-		-	-	-	153	(153)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Technology Fund, Series I	-	114	(114)	-	699	(699)
Janus Henderson Flexible Bond Portfolio	16,255	17,478	(1,223)	617	4,238	(3,621)
Janus Henderson Flexible Bond Portfolio, Service Shares	2,897	12,868	(9,971)	4,122	5,079	(957)
Janus Henderson Overseas Portfolio, Institutional Shares	-	263	(263)	-	108	(108)
Janus Henderson Research Portfolio, Institutional Shares	-	1,685	(1,685)	-	783	(783)
Janus Henderson Balanced Fund, Class I	-	2,357	(2,357)	-	574	(574)
Janus Henderson Global Research Fund, Class I	583	143	440	1,208	223	985
Janus Henderson Overseas Fund, Class S	2,290	3,634	(1,344)	129	3,332	(3,203)
Janus Henderson VIT Balanced Portfolio, Service Shares	61	4,519	(4,458)	364	7,097	(6,733)
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	3	774	(771)	734	1,609	(875)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	611	3,487	(2,876)	238	1,833	(1,595)
Lazard Retirement Emerging Markets Equity Portfolio	1,069	4,569	(3,500)	186	4,189	(4,003)
Lord Abbett Series Fund Short Duration Income Portfolio	677	34	643	397	992	(595)
LVIP American Century Balanced Fund, Standard Class II	317	2,132	(1,815)	29	10,717	(10,688)
LVIP American Century Disciplined Core Value Fund, Standard Class II	638	3,978	(3,340)	974	2,668	(1,694)
LVIP American Century International Fund, Standard Class II	2,847	6,056	(3,209)	753	1,536	(783)
LVIP American Century Mid Cap Value Fund, Service Class	507	4,228	(3,721)	247	849	(602)
LVIP American Century Value Fund, Standard Class II	466	11,210	(10,744)	1,325	10,919	(9,594)
LVIP Baron Growth Opportunities Fund, Service Class	975	2,870	(1,895)	589	6,080	(5,491)
LVIP JPMorgan Core Bond Fund, Standard Class	1,275	-	1,275	-	-	-
LVIP JPMorgan Small Cap Core Fund, Standard Class	-	18	(18)	164	188	(24)
LVIP Macquarie SMID Cap Core Fund, Standard Class	4,761	1,853	2,908	23	121	(98)
LVIP Macquarie Value Fund, Standard Class	198	6,518	(6,320)	407	598	(191)
Macquarie VIP Emerging Markets Series, Standard Class	856	9,170	(8,314)	282	4,736	(4,454)
Delaware VIP International Series, Standard Class	182	8,646	(8,464)	-	113	(113)
Macquarie VIP International Core Equity Series, Service Class	-	2,508	(2,508)	-	-	-
Macquarie VIP International Core Equity Series, Standard Class	5,161	2,299	2,862	-	-	-
Macquarie VIP Small Cap Value Series, Standard Class	58	4,960	(4,902)	152	552	(400)
MFS International Growth Portfolio, Initial Class	3,103	-	3,103	-	-	-
MFS International Intrinsic Value Portfolio, Service Class	4,515	8,636	(4,121)	612	4,535	(3,923)
MFS Mid Cap Value Portfolio, Initial Class	2,337	2,266	71	1,108	492	616
MFS Utilities Series, Service Class	-	1,377	(1,377)	602	2,359	(1,757)
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	115	7,505	(7,390)	98	277	(179)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	-	-	-	-	-	-

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NVIT Mid Cap Index Fund, Class II	4,151		3,376	775	657	3,950	(3,293)
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	1,810		1,452	358	2,184	3,099	(915)
PIMCO Emerging Markets Bond Portfolio, Admin Class	11		2	9	19	6,658	(6,639)
PIMCO High Yield Portfolio, Admin Class	1,450		5,926	(4,476)	102	4,340	(4,238)
PIMCO Low Duration Portfolio, Admin Class	6,979		26,385	(19,406)	18,578	35,708	(17,130)
PIMCO Real Return Portfolio, Admin Class	23		6,026	(6,003)	250	133	117
PIMCO Total Return Portfolio, Admin Class	16,786		39,963	(23,177)	16,361	13,775	2,586
Pioneer Fund VCT Portfolio, Class I	13,890		4,058	9,832	748	1,523	(775)
Pioneer Mid Cap Value VCT Portfolio, Class II	-		1,329	(1,329)	600	426	174
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	1,626		1,015	611	165	271	(106)
Prudential Series Fund Equity Portfolio, Class II	0	*	44	(44)	-	47	(47)
Prudential Series Fund Natural Resources Portfolio, Class II	-		-	-	-	-	-
Putnam VT Core Equity Fund, Class IA	-		364	(364)	1,373	-	1,373
Putnam VT Global Asset Allocation Fund, Class IA	-		5,009	(5,009)	-	-	-
Putnam VT Global Health Care Fund, Class IB	3,408		3,282	126	-	199	(199)
Putnam VT Income Fund, Class IA	4,889		6,676	(1,787)	745	484	261
Putnam VT International Equity Fund, Class IA	0	*	2,325	(2,325)	3,350	-	3,350
Putnam VT International Value Fund, Class IA	239		114	125	89	270	(181)
Putnam VT Large Cap Value Fund, Class IB	82		4,540	(4,458)	1,183	2,351	(1,168)
Putnam VT Mortgage Securities Fund	7,431		3,150	4,281	1,285	2,373	(1,088)
Royce Capital Fund Small Cap Portfolio, Service Class	3,637		4,275	(638)	-	875	(875)
Schwab Government Money Market Portfolio	391,976		351,402	40,574	92,254	145,130	(52,876)
Schwab S&P 500 Index Fund	18,523		87,763	(69,240)	13,457	22,203	(8,746)
Schwab VIT Balanced Portfolio	0	*	2,728	(2,728)	-	296	(296)
Schwab VIT Balanced with Growth Portfolio	-		393	(393)	-	6,628	(6,628)
Schwab VIT Growth Portfolio	-		54	(54)	16	48	(32)
T. Rowe Price Health Sciences Portfolio	70		3,023	(2,953)	45	848	(803)
T. Rowe Price Health Sciences Portfolio, Class II	-		-	-	-	-	-
Templeton Foreign VIP Fund, Class 2	-		-	-	-	2,341	(2,341)
Templeton Global Bond VIP Fund, Class 2	597		16,536	(15,939)	423	828	(405)
Third Avenue Value Fund	-		-	-	-	-	-
Touchstone VST Bond Fund	21,639		1,701	19,938	1,906	1,024	882
Touchstone VST Common Stock Fund	295		3,608	(3,313)	-	75	(75)
Touchstone VST Common Stock Fund, Service Class	-		242	(242)	-	198	(198)
Touchstone VST Small Company Fund	4		1,931	(1,927)	5	952	(947)
VanEck VIP Global Resources Fund	369		4,258	(3,889)	380	1,481	(1,101)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	1	8,144	(8,143)	1	4,803	(4,802)
Vanguard VIF Capital Growth Portfolio	48	980	(932)	989	1,819	(830)
Vanguard VIF Diversified Value Portfolio	79	784	(705)	108	1,015	(907)
Vanguard VIF Mid-Cap Index Portfolio	2,114	552	1,562	54	187	(133)
Vanguard VIF Real Estate Index Portfolio	849	3,433	(2,584)	631	572	59
Vanguard VIF Small Company Growth Portfolio	-	428	(428)	-	258	(258)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

	Expense Type	Range
Mortality and Expense Risk Fee
	This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.49% - 0.85% of the average daily net assets of each Subaccount

Expenses of the Portfolios
	This fee is assessed to provide compensation for administrative services performed in connection with the Subaccounts. If applicable, such compensation is assessed against the value of the assets invested in the relevant Subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0.00% - 0.35% annually

Deductions for Premium Taxes
	This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable.

Contract Maintenance Charge
	This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $25 annually

Transfer Charge
	This charge is assessed to reimburse the Company for costs incurred when transferring funds. If applicable, the charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners' benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Charge for Optional Benefits (GL WB Rider)
	This charge is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. If applicable, the charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.90% - 1.50% of net asset base

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Discovery Value Portfolio, Class A
2024	3	$34.87	$36.52	$115	0.84%	0.65%	0.85%	9.30%	9.08%
2023	4	31.90	33.48	120	0.92%	0.65%	0.85%	16.42%	16.19%
2022	6	27.40	28.81	163	1.01%	0.65%	0.85%	(20.45)%	52.67%
2021	8	34.44	18.87	259	0.78%	0.49%	0.49%	34.80%	33.04%
2020	8	25.55	14.19	187	1.28%	0.65%	0.85%	2.49%	2.72%
AB VPS International Value Portfolio, Class A
2024	3	8.74	9.93	32	2.27%	0.85%	0.85%	4.17%	5.30%
2023	5	8.30	9.53	49	0.82%	0.85%	0.85%	14.18%	14.18%
2022	5	7.27	8.35	43	4.45%	0.85%	0.85%	(25.43)%	(1.60)%
2021	6	9.75	8.48	60	1.83%	0.65%	0.65%	10.14%	7.39%
2020	8	8.85	7.90	66	2.03%	0.65%	0.85%	1.58%	1.80%
AB VPS Large Cap Growth Portfolio, Class A
2024	15	47.06	66.19	820	0.06%	0.49%	0.85%	24.64%	24.19%
2023	14	37.76	53.29	623	0.00%	0.49%	0.85%	34.47%	33.99%
2022	14	28.08	39.78	464	0.00%	0.49%	0.85%	(50.71)%	3.58%
2021	16	56.96	38.40	753	0.00%	0.49%	0.49%	29.82%	24.87%
2020	12	43.88	30.75	446	0.00%	0.49%	0.85%	34.35%	34.82%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Relative Value Portfolio, Class A
2024	13	$25.45	$37.88	$377	1.49%	0.49%	0.85%	12.47%	12.06%
2023	12	22.63	33.80	303	1.50%	0.49%	0.85%	11.48%	11.08%
2022	13	20.30	30.43	287	1.39%	0.49%	0.85%	(36.63)%	46.89%
2021	14	32.03	20.71	324	0.77%	0.49%	0.49%	27.07%	24.10%
2020	14	25.21	16.69	275	1.68%	0.49%	0.85%	1.84%	2.22%
AB VPS Sustainable International Thematic Portfolio, Class A
2024	-	-	-	-	0.00%	0.65%	0.85%	(1.08)%	2.27%
2023	10	12.19	20.58	187	0.00%	0.65%	0.85%	11.91%	11.68%
2022	12	10.89	18.43	213	0.00%	0.65%	0.85%	(57.58)%	25.05%
2021	12	25.67	14.74	299	0.00%	0.49%	0.49%	7.33%	4.65%
2020	12	23.92	14.08	269	1.42%	0.65%	0.85%	28.81%	29.07%
Alger Capital Appreciation Portfolio, Class I-2
2024	11	38.28	37.69	433	0.00%	0.49%	0.65%	47.41%	47.17%
2023	10	25.97	25.61	266	0.00%	0.49%	0.65%	42.43%	42.21%
2022	12	18.23	18.01	220	0.00%	0.49%	0.65%	(36.83)%	(36.08)%
2021	17	28.87	28.18	491	0.00%	0.49%	0.49%	18.54%	15.73%
2020	7	24.35	24.35	159	0.00%	0.49%	0.49%	41.08%	41.08%
Alger Large Cap Growth Portfolio, Class I-2
2024	31	52.66	98.52	2,897	0.00%	0.65%	0.85%	41.96%	41.67%
2023	33	37.10	69.54	2,201	0.00%	0.65%	0.85%	31.81%	31.55%
2022	31	28.15	52.86	1,548	0.00%	0.65%	0.85%	(67.61)%	66.67%
2021	31	86.91	31.72	2,545	0.00%	0.49%	0.49%	10.90%	(23.68)%
2020	32	78.37	41.56	2,289	0.19%	0.65%	0.85%	65.61%	65.97%
Alger Mid Cap Growth Portfolio, Class I-2
2024	7	25.64	52.94	252	0.00%	0.49%	0.85%	20.47%	20.04%
2023	9	21.28	44.11	274	0.00%	0.49%	0.85%	22.57%	22.13%
2022	12	17.36	36.11	316	0.00%	0.49%	0.85%	(69.53)%	36.00%
2021	11	56.97	26.55	483	0.00%	0.49%	0.49%	3.32%	0.90%
2020	12	55.14	26.32	468	0.00%	0.49%	0.85%	63.23%	63.87%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Allspring VT Discovery All Cap Growth Fund, Class 2
2024	2	$32.81	$31.20	$64	0.00%	0.65%	0.85%	23.73%	19.97%
2023	4	26.52	26.01	104	0.00%	0.65%	0.85%	32.31%	32.05%
2022	4	20.04	19.70	79	0.00%	0.65%	0.85%	(37.61)%	(35.53)%
2021	5	32.12	30.55	158	0.00%	0.65%	0.65%	15.76%	12.48%
2020	5	27.75	27.16	138	0.00%	0.65%	0.85%	42.00%	42.28%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2024	2	24.45	41.14	56	0.00%	0.49%	0.85%	17.55%	17.13%
2023	3	20.80	35.12	60	0.00%	0.49%	0.85%	19.56%	19.13%
2022	4	17.40	29.48	82	0.00%	0.49%	0.85%	(64.62)%	7.71%
2021	4	49.17	27.37	136	0.00%	0.49%	0.49%	(3.23)%	(8.05)%
2020	7	50.81	29.77	263	0.00%	0.49%	0.85%	61.26%	61.86%
Allspring VT Opportunity Fund, Class 2
2024	4	45.73	45.73	183	0.05%	0.85%	0.85%	14.07%	14.07%
2023	4	40.09	40.09	167	0.00%	0.85%	0.85%	25.43%	25.43%
2022	5	31.96	31.96	148	0.00%	0.85%	0.85%	(21.48)%	33.54%
2021	5	40.70	23.93	200	0.04%	0.49%	0.49%	23.72%	(22.13)%
2020	6	32.90	30.73	181	0.47%	0.65%	0.85%	19.97%	20.24%
ALPS Global Opportunity Portfolio, Class I
2021	1	21.79	21.35	21	4.99%	0.49%	0.49%	24.80%	22.27%
2020	1	17.46	17.46	17	14.72%	0.65%	0.65%	8.84%	8.84%
American Funds IS Global Growth Fund, Class 1
2024	4	27.61	27.03	108	1.44%	0.49%	0.69%	13.38%	13.15%
2023	9	24.35	23.89	221	1.20%	0.49%	0.69%	22.31%	22.06%
2022	8	19.91	19.57	161	0.94%	0.49%	0.69%	(24.91)%	(25.06)%
2021	8	26.51	26.11	208	0.58%	0.49%	0.49%	17.69%	14.40%
2020	8	22.53	22.83	186	0.65%	0.49%	0.69%	29.88%	30.14%
American Funds IS Global Small Capitalization Fund, Class 2
2024	3	13.37	13.37	44	1.74%	0.49%	0.49%	1.59%	1.59%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
American Funds IS Growth-Income Fund, Class 4
2024	6		$21.09	$19.87	$115	0.78%	0.49%	0.69%	23.31%	17.48%
2023	11		17.11	16.91	182	1.20%	0.49%	0.69%	25.21%	24.96%
2022	11		13.66	13.53	148	1.05%	0.49%	0.69%	(17.11)%	(16.79)%
2021	12		16.48	16.27	193	0.96%	0.49%	0.49%	23.85%	21.58%
2020	12		13.31	13.38	160	1.45%	0.49%	0.69%	12.47%	12.71%
American Funds IS International Fund, Class 2
2024	-		-	-	-	0.30%	0.49%	0.49%	5.10%	5.10%
2023	0	*	12.39	12.39	2	1.00%	0.49%	0.49%	15.28%	15.28%
2022	0	*	10.75	10.75	4	1.76%	0.49%	0.49%	(21.17)%	(20.42)%
2021	0	*	13.63	13.50	6	2.44%	0.49%	0.49%	(1.98)%	(2.91)%
2020	0	*	13.91	13.91	6	0.73%	0.49%	0.49%	13.45%	13.45%
American Funds IS New World Fund, Class 2
2024	10		17.89	18.07	176	1.37%	0.49%	0.69%	6.03%	8.75%
2023	11		16.87	16.61	183	1.46%	0.49%	0.69%	15.43%	15.20%
2022	11		14.61	14.42	167	1.36%	0.49%	0.69%	(22.48)%	(21.92)%
2021	11		18.85	18.47	200	0.83%	0.49%	0.49%	5.38%	2.29%
2020	12		17.89	18.06	209	0.09%	0.49%	0.69%	22.73%	23.00%
American Funds IS The Bond Fund of America, Class 2
2024	10		9.52	9.44	91	4.44%	0.49%	0.65%	1.75%	0.50%
2023	6		9.40	9.40	60	4.02%	0.65%	0.65%	4.34%	4.34%
2022	4		9.01	9.01	39	2.96%	0.65%	0.65%	(13.38)%	(12.86)%
2021	4		10.40	10.34	45	1.41%	0.49%	0.49%	(0.69)%	(1.28)%
2020	4		10.47	10.47	45	1.95%	0.65%	0.65%	4.70%	4.70%
BlackRock Global Allocation V.I. Fund, Class I
2024	17		16.30	15.96	274	1.36%	0.49%	0.69%	8.70%	8.48%
2023	18		15.00	14.71	260	2.17%	0.49%	0.69%	12.28%	12.05%
2022	20		13.36	13.12	264	0.00%	0.49%	0.85%	(16.33)%	(15.50)%
2021	21		15.97	15.52	329	0.94%	0.49%	0.49%	7.64%	3.29%
2020	19		14.83	15.03	277	0.93%	0.49%	0.69%	20.19%	20.42%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon IP MidCap Stock Portfolio, Service Shares
2024	25	$21.11	$50.18	$573	0.82%	0.49%	0.85%	12.06%	11.66%
2023	26	18.83	44.94	529	0.79%	0.49%	0.85%	17.73%	17.31%
2022	26	16.00	38.31	464	0.75%	0.49%	0.85%	(64.42)%	110.43%
2021	29	44.96	18.20	590	0.61%	0.49%	0.49%	24.82%	21.89%
2020	30	36.02	14.94	483	0.90%	0.49%	0.85%	7.18%	7.60%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2024	18	43.54	48.28	819	0.42%	0.65%	0.85%	12.07%	11.85%
2023	19	38.85	43.17	772	0.72%	0.65%	0.85%	20.19%	19.95%
2022	20	32.32	35.99	673	0.67%	0.65%	0.85%	(27.04)%	38.62%
2021	20	44.30	25.96	841	0.43%	0.49%	0.49%	26.06%	(17.41)%
2020	22	35.14	31.44	750	0.87%	0.65%	0.85%	22.66%	22.89%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2024	10	34.12	54.95	392	0.54%	0.65%	0.85%	21.93%	21.68%
2023	10	27.98	45.16	321	0.66%	0.65%	0.85%	25.87%	25.62%
2022	10	22.23	35.95	256	0.80%	0.65%	0.85%	(47.77)%	38.95%
2021	10	42.56	25.87	302	0.48%	0.49%	0.49%	24.57%	22.94%
2020	10	34.17	21.04	242	0.79%	0.65%	0.85%	23.57%	23.86%
ClearBridge Variable Large Cap Growth Portfolio, Class I
2024	12	24.15	24.09	291	0.00%	0.65%	0.69%	27.05%	27.00%
2023	13	19.01	18.97	241	0.00%	0.65%	0.69%	43.09%	43.04%
2022	14	13.28	13.26	192	0.00%	0.65%	0.69%	(33.08)%	(32.31)%
2021	13	19.85	19.59	247	0.00%	0.49%	0.49%	21.99%	20.26%
2020	13	16.27	16.29	213	0.00%	0.65%	0.69%	29.84%	29.90%
ClearBridge Variable Mid Cap Portfolio, Class I
2024	4	18.98	18.65	84	0.63%	0.65%	0.85%	9.29%	9.07%
2023	4	17.37	17.10	75	0.12%	0.65%	0.85%	12.19%	11.97%
2022	5	15.48	15.27	81	0.36%	0.65%	0.85%	(26.47)%	(25.95)%
2021	5	21.05	20.63	102	0.02%	0.49%	0.49%	30.25%	26.43%
2020	4	16.16	16.31	69	0.45%	0.65%	0.85%	14.38%	14.64%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Small Cap Growth Portfolio, Class I
2024	4	$20.28	$20.28	$77	0.00%	0.65%	0.65%	3.82%	3.82%
2023	4	19.53	19.53	72	0.00%	0.65%	0.65%	7.70%	7.70%
2022	5	18.13	18.13	96	0.00%	0.65%	0.65%	(30.06)%	(28.36)%
2021	5	25.92	25.31	139	0.00%	0.49%	0.49%	13.34%	10.40%
2020	4	22.87	22.93	96	0.00%	0.65%	0.69%	42.28%	42.31%
Columbia VP Emerging Markets Fund, Class 2
2024	1	11.11	11.11	13	1.02%	0.69%	0.69%	4.72%	4.72%
2023	1	10.61	10.61	12	0.00%	0.69%	0.69%	8.45%	8.45%
2022	1	9.78	9.78	11	0.00%	0.69%	0.69%	(33.76)%	(33.36)%
2021	1	14.77	14.68	13	0.78%	0.49%	0.49%	(7.80)%	(8.36)%
2020	1	16.02	16.02	12	0.00%	0.69%	0.69%	60.18%	60.18%
Columbia VP Large Cap Growth Fund, Class 2
2024	56	37.10	35.96	2,053	0.00%	0.49%	0.85%	30.37%	29.90%
2023	58	28.46	27.69	1,629	0.00%	0.49%	0.85%	42.07%	41.56%
2022	51	20.03	19.56	1,018	0.00%	0.49%	0.85%	(31.87)%	(32.11)%
2021	52	29.40	28.81	1,531	0.00%	0.49%	0.49%	29.89%	25.14%
2020	56	22.64	23.02	1,280	0.00%	0.49%	0.85%	33.31%	33.76%
Columbia VP Seligman Global Technology Fund, Class 2
2024	18	69.54	88.04	1,449	0.00%	0.49%	0.85%	25.96%	25.50%
2023	26	55.21	70.15	1,730	0.00%	0.49%	0.85%	44.16%	43.65%
2022	27	38.29	48.83	1,229	0.00%	0.49%	0.85%	(48.15)%	(11.14)%
2021	26	73.85	54.95	1,822	0.29%	0.49%	0.49%	40.51%	34.29%
2020	27	52.56	40.92	1,332	0.00%	0.49%	0.85%	44.56%	45.11%
Columbia VP Small Cap Value Fund, Class 2
2024	2	47.09	47.91	98	0.50%	0.65%	0.85%	2.84%	7.75%
2023	2	45.79	44.47	107	0.45%	0.65%	0.85%	20.88%	20.64%
2022	3	37.88	36.86	100	0.46%	0.65%	0.85%	(9.56)%	97.62%
2021	3	41.88	18.65	130	0.52%	0.49%	0.49%	30.98%	(43.01)%
2020	3	31.98	32.73	93	0.35%	0.65%	0.85%	7.66%	7.90%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Delaware VIP International Series, Standard Class
2024	-	$-	$-	$-	1.42%	0.49%	0.69%	1.80%	1.74%
2023	8	10.06	10.00	85	1.37%	0.49%	0.69%	13.03%	12.80%
2022	9	8.90	8.87	76	1.55%	0.49%	0.69%	(17.74)%	(17.76)%
2021	9	10.82	10.78	98	0.95%	0.49%	0.49%	6.35%	5.94%
2020	9	10.18	10.18	90	0.00%	0.49%	0.69%	1.77%	1.78%
Dimensional VA US Targeted Value Portfolio
2024	7	23.83	23.33	175	1.29%	0.49%	0.69%	7.61%	7.39%
2023	9	22.15	21.73	198	1.63%	0.49%	0.69%	19.45%	19.21%
2022	9	18.54	18.23	169	1.35%	0.49%	0.69%	(4.68)%	(4.87)%
2021	10	19.45	19.16	188	1.44%	0.49%	0.49%	40.84%	36.90%
2020	10	13.81	13.99	140	2.15%	0.49%	0.69%	3.27%	3.51%
DWS Capital Growth VIP, Class A
2024	27	41.38	64.31	1,574	0.19%	0.65%	0.85%	25.79%	25.54%
2023	26	32.90	51.23	1,198	0.07%	0.65%	0.85%	37.68%	37.41%
2022	35	23.89	37.28	1,173	0.09%	0.65%	0.85%	(55.99)%	9.01%
2021	36	54.28	34.20	1,843	0.24%	0.49%	0.49%	21.74%	20.14%
2020	47	44.59	28.46	1,914	0.51%	0.65%	0.85%	37.88%	38.11%
DWS Core Equity VIP, Class A
2024	7	33.10	48.47	277	0.82%	0.49%	0.85%	19.49%	19.06%
2023	14	27.70	40.71	439	0.91%	0.49%	0.85%	24.96%	24.51%
2022	13	22.17	32.70	337	0.81%	0.49%	0.85%	(44.74)%	27.40%
2021	14	40.12	25.66	428	0.77%	0.49%	0.49%	27.68%	21.33%
2020	15	31.42	21.15	357	1.40%	0.49%	0.85%	15.14%	15.59%
DWS CROCI U.S. VIP, Class A
2024	2	28.48	28.48	52	1.24%	0.85%	0.85%	16.76%	16.76%
2023	2	24.39	24.39	47	1.70%	0.85%	0.85%	19.74%	19.74%
2022	2	20.37	20.37	45	1.39%	0.85%	0.85%	(16.11)%	42.55%
2021	5	24.28	14.29	110	1.89%	0.49%	0.49%	25.62%	(4.47)%
2020	4	19.33	14.96	85	2.41%	0.65%	0.85%	(12.92)%	(12.72)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
DWS Global Small Cap VIP, Class A
2024	5		$14.36	$14.37	$67	1.48%	0.65%	0.65%	4.99%	5.08%
2023	6		13.67	13.69	80	0.88%	0.65%	0.65%	23.76%	23.76%
2022	6		11.04	11.06	64	0.55%	0.65%	0.65%	(25.46)%	(23.28)%
2021	6		14.81	14.42	85	0.36%	0.49%	0.49%	15.42%	12.31%
2020	6		12.84	12.84	75	0.86%	0.65%	0.65%	16.58%	16.58%
DWS Small Cap Index VIP, Class A
2024	33		20.88	53.45	954	1.24%	0.49%	0.85%	10.61%	10.21%
2023	44		18.87	48.50	1,114	1.14%	0.49%	0.85%	16.19%	15.77%
2022	52		16.24	41.89	1,110	0.90%	0.49%	0.85%	(69.48)%	109.29%
2021	54		53.23	20.01	1,427	0.73%	0.49%	0.49%	13.53%	10.87%
2020	51		46.89	18.05	1,222	1.20%	0.49%	0.85%	18.43%	18.84%
DWS Small Mid Cap Growth VIP, Class A
2024	0	*	18.96	18.96	2	0.00%	0.65%	0.65%	4.46%	4.46%
2023	0	*	18.15	18.15	2	0.03%	0.65%	0.65%	18.06%	18.06%
2022	0	*	15.37	15.37	2	0.00%	0.65%	0.65%	(28.57)%	(26.59)%
2021	1		21.52	20.94	24	0.04%	0.49%	0.49%	13.24%	10.19%
2020	1		19.01	19.01	20	0.05%	0.65%	0.65%	30.72%	30.72%
DWS Small Mid Cap Value VIP, Class A
2024	4		26.17	26.13	95	1.40%	0.65%	0.85%	5.52%	5.30%
2023	5		24.80	24.82	121	1.15%	0.65%	0.85%	14.21%	13.98%
2022	5		21.72	21.77	108	0.85%	0.65%	0.85%	(16.73)%	34.35%
2021	5		26.08	16.21	131	1.47%	0.49%	0.49%	29.40%	(19.06)%
2020	7		20.15	20.02	140	1.51%	0.65%	0.85%	(1.64)%	(1.47)%
Empower Aggressive Profile Fund, Investor Class
2021	-		-	-	-	0.00%	0.49%	0.49%	18.87%	18.43%
2020	-		12.58	12.46	598	1.63%	0.49%	0.85%	11.82%	10.76%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Bond Index Fund, Investor Class
2024	70	$10.21	$10.08	$717	2.33%	0.49%	0.69%	0.33%	0.13%
2023	63	10.18	10.06	645	2.01%	0.49%	0.69%	4.51%	4.30%
2022	67	9.74	9.65	652	1.11%	0.49%	0.69%	(14.10)%	(13.77)%
2021	84	11.34	11.19	947	0.80%	0.49%	0.49%	(2.34)%	(4.15)%
2020	96	11.61	11.67	1,117	1.54%	0.49%	0.69%	6.41%	6.69%
Empower Conservative Profile Fund, Investor Class
2024	119	12.27	12.27	1,462	3.08%	0.65%	0.65%	4.40%	4.40%
2023	123	11.75	11.75	1,449	3.08%	0.65%	0.65%	7.55%	7.55%
2022	127	10.93	10.93	1,393	1.80%	0.65%	0.65%	(11.04)%	(9.86)%
2021	132	12.29	12.12	1,608	2.43%	0.49%	0.49%	6.29%	4.89%
2020	136	11.56	11.56	1,568	2.39%	0.65%	0.65%	7.52%	7.52%
Empower International Index Fund, Investor Class
2024	8	12.79	12.65	101	2.01%	0.49%	0.69%	2.41%	2.21%
2023	7	12.49	12.38	89	2.38%	0.49%	0.69%	16.94%	16.71%
2022	7	10.68	10.60	79	1.74%	0.49%	0.69%	(15.16)%	(14.96)%
2021	4	12.59	12.47	48	0.86%	0.49%	0.49%	10.50%	9.44%
2020	13	11.39	11.39	152	12.48%	0.65%	0.69%	6.78%	6.85%
Empower International Value Fund, Investor Class
2024	2	14.96	14.96	34	0.00%	0.49%	0.49%	0.00%	0.00%
Empower Lifetime 2015 Fund, Investor Class
2024	4	13.16	13.16	55	2.66%	0.65%	0.65%	5.73%	5.73%
2023	4	12.45	12.45	52	2.97%	0.65%	0.65%	9.62%	9.62%
2022	4	11.35	11.35	47	1.99%	0.65%	0.65%	(13.34)%	(12.19)%
2021	4	13.10	12.93	54	2.14%	0.49%	0.49%	8.41%	6.99%
2020	4	12.09	12.09	50	1.98%	0.65%	0.65%	20.86%	20.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2020 Fund, Investor Class
2024	5	$13.38	$13.38	$72	2.89%	0.65%	0.65%	6.25%	6.25%
2023	5	12.59	12.59	68	2.75%	0.65%	0.65%	10.25%	10.25%
2022	5	11.42	11.42	62	2.04%	0.65%	0.65%	(14.02)%	(12.88)%
2021	5	13.28	13.11	71	2.30%	0.49%	0.49%	9.10%	7.66%
2020	5	12.17	12.17	66	2.08%	0.65%	0.65%	21.74%	21.74%
Empower Lifetime 2025 Fund, Investor Class
2024	4	13.71	13.71	54	2.44%	0.65%	0.65%	6.63%	6.63%
2023	4	12.86	12.86	50	2.40%	0.65%	0.65%	11.19%	11.19%
2022	4	11.57	11.57	45	1.68%	0.65%	0.65%	(14.89)%	(13.76)%
2021	4	13.59	13.41	53	2.18%	0.49%	0.49%	10.09%	8.65%
2020	4	12.34	12.34	48	0.32%	0.65%	0.65%	23.44%	23.44%
Empower Lifetime 2030 Fund, Investor Class
2024	2	14.12	14.12	26	2.82%	0.65%	0.65%	7.36%	7.36%
2023	2	13.16	13.16	24	2.61%	0.65%	0.65%	12.34%	12.34%
2022	2	11.71	11.71	22	1.85%	0.65%	0.65%	(15.67)%	(14.55)%
2021	2	13.89	13.70	25	2.53%	0.49%	0.49%	11.53%	10.06%
2020	2	12.45	12.45	23	2.26%	0.65%	0.65%	24.51%	24.51%
Empower Mid Cap Value Fund, Investor Class
2024	2	20.76	20.47	43	7.37%	0.49%	0.65%	15.11%	14.93%
2023	2	18.03	17.81	42	0.49%	0.49%	0.65%	14.59%	14.41%
2022	2	15.74	15.57	38	0.61%	0.49%	0.65%	(12.19)%	(11.33)%
2021	3	17.92	17.56	45	16.63%	0.49%	0.49%	30.51%	26.92%
2020	3	13.73	13.84	38	0.82%	0.49%	0.65%	(0.99)%	(0.82)%
Empower Moderate Profile Fund, Investor Class
2024	181	14.21	14.06	2,568	2.87%	0.49%	0.65%	7.42%	7.24%
2023	230	13.23	13.11	3,036	3.56%	0.49%	0.65%	11.39%	11.21%
2022	233	11.88	11.79	2,755	2.21%	0.49%	0.65%	(12.45)%	(11.95)%
2021	245	13.57	13.39	3,317	3.37%	0.49%	0.49%	11.91%	9.97%
2020	255	12.12	12.17	3,099	1.69%	0.49%	0.65%	10.50%	10.67%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderately Aggressive Profile Fund, Investor Class
2024	7	$14.76	$14.76	$103	2.84%	0.65%	0.65%	8.63%	8.63%
2023	8	13.59	13.59	105	2.25%	0.65%	0.65%	12.87%	12.87%
2022	8	12.04	12.04	96	1.54%	0.65%	0.65%	(14.16)%	(13.02)%
2021	8	14.02	13.84	118	4.52%	0.49%	0.49%	14.18%	12.68%
2020	8	12.28	12.28	104	2.19%	0.65%	0.65%	11.06%	11.06%
Empower Moderately Conservative Profile Fund, Investor Class
2024	80	13.10	13.10	1,045	2.85%	0.65%	0.65%	5.76%	5.76%
2023	83	12.39	12.39	1,032	2.77%	0.65%	0.65%	9.19%	9.19%
2022	122	11.34	11.34	1,385	1.72%	0.65%	0.65%	(11.91)%	(10.74)%
2021	126	12.88	12.71	1,654	3.03%	0.49%	0.49%	9.06%	7.63%
2020	130	11.81	11.81	1,534	1.56%	0.65%	0.65%	8.83%	8.83%
Empower Multi-Sector Bond Fund, Investor Class
2024	111	12.73	12.34	1,409	3.61%	0.49%	0.85%	4.63%	4.25%
2023	103	12.16	11.83	1,249	3.23%	0.49%	0.85%	7.35%	6.97%
2022	106	11.33	11.06	1,197	2.36%	0.49%	0.85%	(11.85)%	(12.16)%
2021	100	12.85	12.59	1,287	2.39%	0.49%	0.49%	2.10%	(1.63)%
2020	93	12.59	12.80	1,193	3.62%	0.49%	0.85%	8.17%	8.59%
Empower Real Estate Index Fund, Investor Class
2024	14	11.71	11.71	166	2.71%	0.65%	0.65%	6.84%	6.84%
2023	13	10.96	10.96	143	1.83%	0.65%	0.65%	12.57%	12.57%
2022	12	9.74	9.74	117	1.76%	0.65%	0.65%	(26.88)%	(26.49)%
2021	11	13.31	13.24	145	0.65%	0.65%	0.65%	43.37%	42.61%
2020	8	9.29	9.29	78	1.79%	0.65%	0.65%	(12.14)%	(12.14)%
Empower SecureFoundation Balanced Fund, Investor Class
2024	866	17.59	16.93	14,966	2.10%	0.49%	0.85%	7.65%	7.26%
2023	1,002	16.34	15.78	16,109	2.15%	0.49%	0.85%	12.63%	12.23%
2022	1,084	14.51	14.06	15,492	1.59%	0.49%	0.85%	(14.93)%	(15.23)%
2021	1,154	17.05	16.59	19,419	2.02%	0.49%	0.49%	13.23%	7.60%
2020	1,239	15.06	15.42	18,891	2.32%	0.49%	0.85%	12.97%	13.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2024	3	$20.10	$19.55	$63	0.00%	0.49%	0.69%	8.52%	6.98%
2023	5	18.52	18.27	83	0.00%	0.49%	0.69%	19.34%	19.10%
2022	3	15.52	15.34	53	0.02%	0.49%	0.69%	(23.17)%	(22.75)%
2021	4	20.20	19.86	83	0.18%	0.49%	0.49%	15.13%	12.35%
2020	4	17.55	17.68	74	0.00%	0.49%	0.69%	23.26%	23.53%
Federated Hermes Fund for U.S. Government Securities II
2024	99	10.09	18.91	1,278	3.39%	0.49%	0.85%	0.09%	(0.28)%
2023	178	10.08	18.96	2,068	2.49%	0.49%	0.85%	3.68%	3.31%
2022	179	9.73	18.36	2,011	1.91%	0.49%	0.85%	(54.05)%	68.79%
2021	193	21.17	10.88	2,534	1.97%	0.49%	0.49%	(2.87)%	(5.15)%
2020	189	21.80	11.47	2,594	2.51%	0.49%	0.85%	4.34%	4.71%
Federated Hermes Managed Volatility Fund II
2024	1	32.47	32.47	54	3.17%	0.85%	0.85%	14.57%	14.57%
2023	3	28.34	28.34	85	1.91%	0.85%	0.85%	7.76%	7.76%
2022	3	26.30	26.30	87	1.88%	0.85%	0.85%	(14.48)%	(14.48)%
2021	3	30.75	30.75	114	1.77%	0.85%	0.85%	17.50%	17.50%
2020	4	26.17	26.17	93	2.73%	0.85%	0.85%	0.08%	0.08%
Franklin Small Cap Value VIP Fund, Class 2
2024	20	20.81	32.42	549	0.93%	0.49%	0.85%	11.16%	10.75%
2023	26	18.72	29.27	617	0.52%	0.49%	0.85%	12.20%	11.79%
2022	26	16.68	26.18	553	0.98%	0.49%	0.85%	(44.52)%	44.35%
2021	29	30.07	18.14	677	1.00%	0.49%	0.49%	27.31%	21.39%
2020	32	23.62	14.94	598	1.63%	0.49%	0.85%	4.29%	4.64%
Invesco Oppenheimer V.I. International Growth Fund, Series I
2024	4	13.20	16.86	57	0.69%	0.49%	0.85%	(2.15)%	(2.51)%
2023	8	13.49	17.30	129	0.58%	0.49%	0.85%	20.47%	20.04%
2022	10	11.20	14.41	129	0.00%	0.49%	0.85%	(45.36)%	(4.11)%
2021	10	20.49	15.03	182	0.00%	0.49%	0.49%	12.31%	6.72%
2020	21	18.25	14.08	321	1.03%	0.49%	0.85%	20.43%	20.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Comstock Fund, Series I
2024	5	$21.71	$42.57	$195	1.46%	0.65%	0.85%	2.10%	14.20%
2023	8	21.26	37.28	287	1.83%	0.65%	0.85%	11.63%	11.41%
2022	9	19.04	33.46	288	1.63%	0.65%	0.85%	(42.93)%	79.22%
2021	10	33.37	18.67	297	1.93%	0.49%	0.49%	32.23%	(17.43)%
2020	9	25.24	22.61	210	1.82%	0.65%	0.85%	(1.69)%	(1.50)%
Invesco V.I. Core Equity Fund, Series I
2024	2	60.60	60.60	137	0.67%	0.85%	0.85%	24.54%	24.54%
2023	3	48.66	48.66	131	0.73%	0.85%	0.85%	22.32%	22.32%
2022	3	39.78	39.78	121	0.91%	0.85%	0.85%	(21.22)%	(21.22)%
2021	3	50.49	50.49	248	0.67%	0.85%	0.85%	26.66%	26.66%
2020	3	39.87	39.87	129	1.49%	0.85%	0.85%	12.87%	12.87%
Invesco V.I. EQV International Equity Fund, Series I
2024	27	16.97	19.60	501	1.79%	0.65%	0.85%	(0.04)%	(0.24)%
2023	26	16.97	19.65	488	0.21%	0.65%	0.85%	17.38%	17.15%
2022	29	14.46	16.77	462	1.77%	0.65%	0.85%	(30.16)%	17.97%
2021	29	20.71	14.22	570	1.30%	0.49%	0.49%	4.99%	(16.05)%
2020	28	19.72	16.94	529	2.59%	0.65%	0.85%	13.03%	13.28%
Invesco V.I. Global Fund, Series I
2024	14	24.10	63.62	796	0.00%	0.49%	0.85%	15.50%	15.46%
2023	17	20.86	55.29	821	0.22%	0.49%	0.85%	34.08%	33.60%
2022	20	15.56	41.38	700	0.00%	0.49%	0.85%	(74.56)%	85.59%
2021	31	61.17	22.30	1,268	0.00%	0.49%	0.49%	14.51%	11.83%
2020	32	53.41	19.94	1,195	0.76%	0.49%	0.85%	26.57%	27.00%
Invesco V.I. Growth and Income Fund, Series I
2024	9	22.28	41.11	251	1.25%	0.49%	0.85%	9.68%	15.01%
2023	16	20.32	35.74	394	1.53%	0.49%	0.85%	12.11%	11.71%
2022	20	18.12	31.99	469	1.61%	0.49%	0.85%	(47.06)%	70.16%
2021	21	34.24	18.80	555	1.50%	0.49%	0.49%	27.42%	24.43%
2020	25	26.87	15.11	539	2.34%	0.49%	0.85%	1.24%	1.62%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. High Yield Fund, Series I
2024	5	$13.50	$26.41	$73	5.59%	0.49%	0.85%	7.20%	0.89%
2023	6	12.59	26.18	79	5.31%	0.49%	0.85%	9.64%	9.25%
2022	6	11.48	23.97	73	2.19%	0.49%	0.85%	(57.03)%	93.04%
2021	11	26.72	12.42	139	4.79%	0.49%	0.49%	3.50%	1.07%
2020	11	25.82	12.28	134	6.54%	0.49%	0.85%	2.46%	2.79%
Invesco V.I. Main Street Mid Cap Fund
2024	3	38.86	37.66	123	0.34%	0.65%	0.85%	16.30%	16.07%
2023	3	33.41	32.45	105	0.28%	0.65%	0.85%	13.73%	13.50%
2022	4	29.38	28.59	119	0.36%	0.65%	0.85%	(14.81)%	62.49%
2021	4	34.49	17.59	140	0.45%	0.49%	0.49%	25.33%	(37.53)%
2020	4	27.52	28.17	115	0.80%	0.65%	0.85%	8.34%	8.54%
Invesco V.I. Main Street Small Cap Fund
2024	12	24.67	23.75	291	0.00%	0.49%	0.85%	12.13%	11.73%
2023	11	22.00	21.26	248	1.18%	0.49%	0.85%	17.55%	17.13%
2022	11	18.72	18.15	211	0.54%	0.49%	0.85%	(16.29)%	(16.55)%
2021	11	22.36	21.74	254	0.37%	0.49%	0.49%	24.95%	18.67%
2020	10	17.89	18.32	182	0.66%	0.49%	0.85%	18.90%	19.37%
Invesco V.I. Small Cap Equity Fund, Series I
2024	5	21.83	47.80	149	0.13%	0.49%	0.85%	17.51%	17.09%
2023	5	18.58	40.82	127	0.00%	0.49%	0.85%	16.01%	15.59%
2022	5	16.02	35.32	115	0.00%	0.49%	0.85%	(65.15)%	79.13%
2021	5	45.96	19.72	146	0.17%	0.49%	0.49%	22.45%	16.68%
2020	5	37.53	16.90	116	0.40%	0.49%	0.85%	26.16%	26.57%
Invesco V.I. Technology Fund, Series I
2024	18	14.50	14.50	256	0.00%	0.85%	0.85%	33.13%	33.13%
2023	18	10.89	10.89	193	0.00%	0.85%	0.85%	45.70%	45.70%
2022	18	7.48	7.48	138	0.00%	0.85%	0.85%	(78.34)%	(40.46)%
2021	23	34.51	12.55	290	0.00%	0.49%	0.49%	15.20%	13.44%
2020	30	29.96	11.07	352	0.00%	0.85%	0.85%	44.88%	44.85%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson Balanced Fund, Class I
2024	7	$22.75	$49.61	$311	1.99%	0.49%	0.85%	14.86%	14.44%
2023	9	19.81	43.34	327	2.11%	0.49%	0.85%	14.85%	14.44%
2022	10	17.24	37.88	300	1.25%	0.49%	0.85%	(62.26)%	85.54%
2021	10	45.69	20.41	362	0.91%	0.49%	0.49%	16.20%	14.85%
2020	10	39.32	17.77	311	2.76%	0.49%	0.85%	13.35%	13.79%
Janus Henderson Flexible Bond Portfolio
2024	160	11.25	23.62	1,842	4.89%	0.49%	0.85%	1.46%	1.09%
2023	161	11.09	23.37	1,835	4.28%	0.49%	0.85%	4.99%	4.61%
2022	165	10.56	22.34	1,790	2.47%	0.49%	0.85%	(59.53)%	84.57%
2021	170	26.09	12.10	2,197	2.03%	0.49%	0.49%	(1.74)%	(2.88)%
2020	172	26.55	12.46	2,283	3.12%	0.49%	0.85%	9.55%	9.98%
Janus Henderson Flexible Bond Portfolio, Service Shares
2024	84	10.77	15.92	1,209	4.04%	0.65%	0.85%	0.96%	0.76%
2023	94	10.67	15.80	1,351	3.64%	0.65%	0.85%	4.61%	4.40%
2022	95	10.20	15.14	1,308	2.01%	0.65%	0.85%	(42.50)%	28.97%
2021	98	17.73	11.74	1,574	1.59%	0.65%	0.65%	(1.95)%	(32.55)%
2020	88	18.08	17.40	1,518	2.52%	0.65%	0.85%	9.32%	9.59%
Janus Henderson Global Research Fund, Class I
2024	27	26.32	54.01	1,037	0.76%	0.65%	0.85%	22.78%	22.53%
2023	26	21.44	44.08	837	0.94%	0.65%	0.85%	5.23%	25.71%
2022	25	17.02	35.06	651	1.06%	0.65%	0.85%	(61.21)%	67.42%
2021	25	43.88	20.94	816	0.52%	0.49%	0.49%	17.09%	15.58%
2020	27	37.47	18.12	738	0.91%	0.65%	0.85%	19.04%	19.28%
Janus Henderson Overseas Fund, Class S
2024	15	14.18	14.18	213	1.29%	0.85%	0.85%	4.68%	4.68%
2023	16	13.55	13.55	220	1.39%	0.85%	0.85%	9.65%	9.65%
2022	19	12.36	12.36	242	1.74%	0.85%	0.85%	(9.61)%	(9.61)%
2021	19	13.67	13.67	262	1.10%	0.85%	0.85%	12.33%	12.33%
2020	17	12.17	12.17	206	1.35%	0.85%	0.85%	15.03%	15.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson Overseas Portfolio, Institutional Shares
2024	1	$38.07	$38.07	$33	1.29%	0.85%	0.85%	4.94%	4.94%
2023	1	36.28	36.28	41	1.48%	0.85%	0.85%	9.94%	9.94%
2022	1	33.00	33.00	41	1.78%	0.85%	0.85%	(9.38)%	(9.38)%
2021	1	36.41	36.41	45	1.12%	0.85%	0.85%	12.62%	12.62%
2020	2	32.33	32.33	55	1.50%	0.85%	0.85%	15.31%	15.31%
Janus Henderson Research Portfolio, Institutional Shares
2024	5	91.63	91.63	460	0.03%	0.85%	0.85%	34.16%	34.16%
2023	7	68.30	68.30	455	0.14%	0.85%	0.85%	41.96%	41.96%
2022	7	48.11	48.11	361	0.16%	0.85%	0.85%	(30.48)%	(30.48)%
2021	8	69.21	69.21	565	0.10%	0.85%	0.85%	19.31%	19.31%
2020	8	58.01	58.01	444	0.59%	0.85%	0.85%	31.83%	31.83%
Janus Henderson VIT Balanced Portfolio, Service Shares
2024	163	21.78	34.30	4,255	1.76%	0.65%	0.85%	14.40%	14.17%
2023	167	19.04	30.04	3,825	1.79%	0.65%	0.85%	14.39%	14.16%
2022	174	16.65	26.32	3,483	0.95%	0.65%	0.85%	(47.70)%	32.98%
2021	193	31.83	19.79	4,688	0.67%	0.65%	0.65%	15.92%	14.40%
2020	200	27.46	17.30	4,124	2.56%	0.65%	0.85%	13.04%	13.29%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2024	5	60.14	60.14	283	0.00%	0.49%	0.49%	31.45%	31.45%
2023	5	45.75	45.75	250	0.00%	0.49%	0.49%	53.79%	53.79%
2022	6	29.75	29.75	189	0.00%	0.49%	0.49%	(37.26)%	(36.30)%
2021	7	47.42	46.70	324	0.21%	0.49%	0.49%	19.00%	15.67%
2020	7	39.85	40.38	280	0.00%	0.49%	0.69%	50.16%	50.48%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2024	12	57.66	56.45	698	0.00%	0.65%	0.85%	30.90%	30.64%
2023	15	44.05	43.21	658	0.00%	0.65%	0.85%	53.28%	52.98%
2022	17	28.74	28.25	475	0.00%	0.65%	0.85%	(39.65)%	(37.66)%
2021	14	47.61	45.31	636	0.11%	0.65%	0.65%	22.69%	15.22%
2020	12	38.81	39.32	490	0.00%	0.65%	0.85%	49.43%	49.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lazard Retirement Emerging Markets Equity Portfolio
2024	45	$11.72	$20.55	$794	3.31%	0.49%	0.85%	6.91%	6.52%
2023	49	10.96	19.29	798	4.78%	0.49%	0.85%	21.68%	21.24%
2022	53	9.01	15.91	716	3.18%	0.49%	0.85%	(53.55)%	53.37%
2021	60	19.39	10.38	967	1.86%	0.49%	0.49%	7.25%	2.13%
2020	59	18.08	10.16	913	2.90%	0.49%	0.85%	(2.11)%	(1.75)%
Lord Abbett Series Fund Short Duration Income Portfolio
2024	5	10.83	10.83	53	4.80%	0.69%	0.69%	4.41%	4.41%
2023	4	10.37	10.37	44	4.59%	0.69%	0.69%	4.33%	4.33%
2022	5	9.94	9.94	48	3.74%	0.69%	0.69%	(6.03)%	(5.46)%
2021	1	10.57	10.51	15	2.13%	0.49%	0.49%	0.27%	(0.33)%
2020	1	10.55	10.55	14	3.24%	0.69%	0.69%	5.46%	5.46%
LVIP American Century Balanced Fund, Standard Class II
2024	41	18.89	35.27	972	2.05%	0.65%	0.85%	11.33%	11.11%
2023	43	16.97	31.74	904	1.86%	0.65%	0.85%	15.66%	15.43%
2022	54	14.67	27.50	950	1.27%	0.65%	0.85%	(56.23)%	56.41%
2021	45	33.52	17.58	949	0.83%	0.49%	0.49%	14.79%	13.29%
2020	44	29.20	15.52	836	1.17%	0.65%	0.85%	11.59%	11.80%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2024	38	22.49	31.85	895	1.32%	0.49%	0.85%	12.54%	12.13%
2023	41	19.99	28.40	859	1.54%	0.49%	0.85%	8.12%	7.74%
2022	43	18.49	26.36	829	1.78%	0.49%	0.85%	(40.95)%	27.26%
2021	43	31.31	20.71	958	1.07%	0.49%	0.49%	26.00%	19.73%
2020	44	24.85	17.30	804	2.18%	0.49%	0.85%	10.86%	11.26%
LVIP American Century International Fund, Standard Class II
2024	8	14.40	30.15	124	1.95%	0.49%	0.85%	2.10%	1.73%
2023	11	14.10	29.63	197	1.35%	0.49%	0.85%	12.02%	11.62%
2022	12	12.59	26.55	205	1.55%	0.49%	0.85%	(64.62)%	62.30%
2021	14	35.58	16.36	350	0.15%	0.49%	0.49%	7.83%	5.30%
2020	15	33.00	15.54	340	0.49%	0.49%	0.85%	24.81%	25.28%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century Mid Cap Value Fund, Service Class
2024	7	$22.21	$50.91	$241	2.19%	0.49%	0.85%	7.99%	7.60%
2023	11	20.57	47.32	340	2.15%	0.49%	0.85%	5.51%	5.13%
2022	11	19.49	45.01	351	2.11%	0.49%	0.85%	(58.70)%	132.83%
2021	12	47.20	19.33	378	1.03%	0.49%	0.49%	25.09%	19.12%
2020	12	37.73	16.23	297	1.80%	0.49%	0.85%	0.25%	0.60%
LVIP American Century Value Fund, Standard Class II
2024	117	22.33	48.14	3,520	2.93%	0.49%	0.85%	8.94%	8.55%
2023	128	20.49	44.35	3,579	2.37%	0.49%	0.85%	8.57%	8.18%
2022	138	18.88	40.99	3,573	2.08%	0.49%	0.85%	(54.09)%	123.30%
2021	138	41.12	18.36	3,791	1.74%	0.49%	0.49%	23.46%	20.56%
2020	135	33.31	15.23	2,979	2.53%	0.49%	0.85%	0.11%	0.51%
LVIP Baron Growth Opportunities Fund, Service Class
2024	19	25.07	82.68	877	0.22%	0.49%	0.85%	4.92%	4.55%
2023	21	23.90	79.08	949	0.00%	0.49%	0.85%	17.23%	16.81%
2022	26	20.38	67.70	1,156	0.00%	0.49%	0.85%	(77.86)%	152.03%
2021	29	92.05	26.86	1,842	0.00%	0.49%	0.49%	17.71%	14.91%
2020	31	78.20	23.38	1,745	0.00%	0.49%	0.85%	32.95%	33.42%
LVIP JPMorgan Core Bond Fund, Standard Class
2024	1	9.30	9.30	12	412.59%	0.85%	0.85%	(1.22)%	(1.22)%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2024	3	20.96	20.18	53	0.82%	0.49%	0.85%	11.16%	10.76%
2023	3	18.85	18.22	48	1.37%	0.49%	0.85%	12.55%	12.15%
2022	3	16.75	16.24	43	0.45%	0.49%	0.85%	(20.28)%	(20.03)%
2021	3	21.01	20.31	54	0.47%	0.49%	0.49%	24.49%	17.56%
2020	2	16.88	17.28	37	1.04%	0.49%	0.85%	12.73%	13.08%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP Macquarie SMID Cap Core Fund, Standard Class
2024	11	$26.29	$48.52	$449	0.67%	0.49%	0.85%	14.17%	13.75%
2023	8	23.03	42.65	260	1.14%	0.49%	0.85%	15.88%	15.47%
2022	8	19.88	36.94	228	0.44%	0.49%	0.85%	(54.48)%	63.97%
2021	9	43.66	22.53	285	0.96%	0.49%	0.49%	23.49%	19.27%
2020	9	35.36	18.89	244	0.59%	0.49%	0.85%	10.15%	10.52%
LVIP Macquarie Value Fund, Standard Class
2024	7	16.44	16.19	118	1.55%	0.49%	0.69%	6.66%	6.44%
2023	14	15.42	15.21	208	1.75%	0.49%	0.69%	2.99%	2.78%
2022	14	14.97	14.80	205	1.70%	0.49%	0.69%	(3.74)%	(3.21)%
2021	16	15.55	15.29	249	5.74%	0.49%	0.49%	22.72%	19.79%
2020	16	12.67	12.77	208	2.27%	0.49%	0.69%	(0.30)%	(0.11)%
Macquarie VIP Emerging Markets Series, Standard Class
2024	11	12.64	13.49	139	2.95%	0.49%	0.85%	4.57%	10.31%
2023	19	12.08	12.23	235	1.62%	0.49%	0.85%	13.24%	12.83%
2022	24	10.67	10.84	256	4.29%	0.49%	0.85%	(30.41)%	(24.76)%
2021	25	15.33	14.41	368	0.32%	0.49%	0.49%	(2.15)%	(5.93)%
2020	24	15.67	15.32	373	0.87%	0.49%	0.85%	23.99%	24.43%
Macquarie VIP International Core Equity Series, Service Class
2024	7	13.17	12.97	86	1.44%	0.49%	0.65%	3.28%	3.11%
2023	9	12.75	12.58	116	1.58%	0.49%	0.65%	15.06%	14.88%
2022	9	11.08	10.95	101	2.24%	0.49%	0.65%	(14.72)%	(13.71)%
2021	13	12.99	12.69	169	1.06%	0.49%	0.49%	14.65%	10.93%
2020	14	11.33	11.44	160	3.14%	0.49%	0.65%	6.52%	6.68%
Macquarie VIP International Core Equity Series, Standard Class
2024	3	10.04	10.64	29	1.65%	0.49%	0.69%	0.40%	6.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Macquarie VIP Small Cap Value Series, Standard Class
2024	8	$20.36	$58.00	$328	1.46%	0.49%	0.85%	10.77%	10.37%
2023	13	18.38	52.55	421	0.96%	0.49%	0.85%	8.91%	8.52%
2022	13	16.87	48.42	408	0.87%	0.49%	0.85%	(69.63)%	158.02%
2021	16	55.55	18.77	577	0.86%	0.49%	0.49%	33.28%	30.15%
2020	17	41.68	14.42	476	1.43%	0.49%	0.85%	(2.73)%	(2.37)%
MFS International Growth Portfolio, Initial Class
2024	3	14.31	14.31	44	1.60%	0.49%	0.49%	3.37%	3.37%
MFS International Intrinsic Value Portfolio, Service Class
2024	39	18.50	37.18	1,107	1.15%	0.49%	0.85%	6.44%	6.06%
2023	43	17.38	35.05	1,122	0.47%	0.49%	0.85%	16.80%	16.38%
2022	47	14.88	30.12	1,072	0.51%	0.49%	0.85%	(63.58)%	57.82%
2021	47	40.86	19.09	1,393	0.14%	0.49%	0.49%	12.15%	6.78%
2020	51	36.44	17.87	1,432	0.85%	0.49%	0.85%	19.19%	19.64%
MFS Mid Cap Value Portfolio, Initial Class
2024	17	19.54	19.30	337	1.26%	0.49%	0.65%	13.19%	13.01%
2023	17	17.27	17.08	296	1.82%	0.49%	0.65%	12.18%	12.00%
2022	17	15.39	15.25	255	0.96%	0.49%	0.65%	(9.23)%	(8.52)%
2021	18	16.96	16.67	301	0.80%	0.49%	0.49%	31.11%	28.18%
2020	18	12.93	13.01	237	1.34%	0.49%	0.65%	3.22%	3.32%
MFS Utilities Series, Service Class
2024	20	17.16	24.31	446	2.08%	0.49%	0.85%	10.80%	10.40%
2023	22	15.49	22.02	433	3.28%	0.49%	0.85%	(2.81)%	(3.16)%
2022	24	15.94	22.74	488	2.24%	0.49%	0.85%	(32.07)%	46.60%
2021	24	23.46	15.51	500	1.54%	0.49%	0.49%	15.99%	10.24%
2020	24	20.23	14.07	446	2.44%	0.49%	0.85%	4.74%	5.09%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2024	-		$-	$-	$-	2.68%	0.85%	0.85%	14.53%	14.53%
2023	7		51.59	51.59	381	2.25%	0.85%	0.85%	13.55%	13.55%
2022	8		45.43	45.43	345	1.30%	0.85%	0.85%	(27.67)%	(27.67)%
2021	9		62.81	62.81	585	1.94%	0.85%	0.85%	38.62%	38.62%
2020	11		45.31	45.31	488	2.94%	0.85%	0.85%	(17.56)%	(17.56)%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
2024	0	*	25.45	25.45	1	0.27%	0.85%	0.85%	7.74%	7.74%
2023	0	*	23.62	23.62	1	0.52%	0.85%	0.85%	9.75%	9.75%
2022	0	*	21.52	21.52	1	0.16%	0.85%	0.85%	(12.36)%	35.41%
2021	0	*	24.55	15.89	1	0.26%	0.49%	0.49%	33.86%	(13.36)%
2020	0	*	18.34	18.34	736	0.22%	0.85%	0.85%	(3.66)%	(3.66)%
NVIT Mid Cap Index Fund, Class II
2024	29		23.85	63.59	1,113	0.89%	0.49%	0.85%	12.69%	12.28%
2023	28		21.16	56.63	910	1.02%	0.49%	0.85%	15.25%	14.84%
2022	32		18.36	49.31	956	1.01%	0.49%	0.85%	(68.08)%	137.41%
2021	34		57.53	20.77	1,178	1.06%	0.49%	0.49%	22.95%	20.08%
2020	44		46.79	17.30	1,141	1.07%	0.49%	0.85%	11.88%	12.25%
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
2024	19		8.32	8.15	161	2.22%	0.49%	0.69%	3.65%	3.44%
2023	19		8.03	7.88	152	15.97%	0.49%	0.69%	(8.30)%	(8.49)%
2022	20		8.76	8.47	174	20.89%	0.49%	0.85%	8.09%	7.70%
2021	20		8.10	7.87	163	4.27%	0.49%	0.49%	36.16%	28.84%
2020	21		5.95	6.11	128	6.97%	0.49%	0.85%	0.49%	0.93%
PIMCO Emerging Markets Bond Portfolio, Admin Class
2024	2		11.45	11.45	23	6.44%	0.49%	0.49%	7.00%	7.00%
2023	2		10.70	10.70	21	5.65%	0.49%	0.49%	10.57%	10.57%
2022	9		9.67	9.67	83	4.83%	0.49%	0.49%	(16.12)%	(14.72)%
2021	9		11.53	11.34	99	4.48%	0.49%	0.49%	(3.04)%	(4.63)%
2020	9		11.89	11.89	102	5.03%	0.49%	0.49%	6.20%	6.20%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO High Yield Portfolio, Admin Class
2024	102	$14.66	$28.08	$1,706	5.84%	0.49%	0.85%	6.36%	5.98%
2023	106	13.78	26.50	1,703	5.67%	0.49%	0.85%	11.67%	11.27%
2022	110	12.34	23.82	1,611	5.05%	0.49%	0.85%	(53.89)%	77.08%
2021	118	26.77	13.45	1,961	4.45%	0.49%	0.49%	2.75%	0.32%
2020	116	26.06	13.41	1,885	5.22%	0.49%	0.85%	4.85%	5.24%
PIMCO Low Duration Portfolio, Admin Class
2024	182	10.75	13.86	2,212	3.99%	0.49%	0.85%	3.98%	3.61%
2023	201	10.33	13.38	2,363	3.60%	0.49%	0.85%	4.46%	4.09%
2022	219	9.89	12.85	2,487	1.62%	0.49%	0.85%	(28.06)%	25.24%
2021	262	13.75	10.26	3,210	0.52%	0.49%	0.49%	(1.77)%	(4.07)%
2020	263	14.00	10.70	3,301	1.30%	0.49%	0.85%	2.11%	2.47%
PIMCO Real Return Portfolio, Admin Class
2024	28	11.40	11.16	325	2.59%	0.49%	0.69%	1.63%	1.43%
2023	34	11.22	11.01	387	2.99%	0.49%	0.69%	3.16%	2.96%
2022	34	10.88	10.69	374	7.07%	0.49%	0.69%	(13.34)%	(12.51)%
2021	37	12.55	12.22	455	5.03%	0.49%	0.49%	5.89%	3.48%
2020	20	11.85	11.81	231	1.55%	0.49%	0.85%	10.78%	11.19%
PIMCO Total Return Portfolio, Admin Class
2024	257	11.18	16.88	3,430	4.04%	0.49%	0.85%	2.03%	1.66%
2023	280	10.96	16.61	3,695	3.57%	0.49%	0.85%	5.42%	5.04%
2022	278	10.40	15.81	3,475	2.60%	0.49%	0.85%	(44.13)%	33.31%
2021	303	18.61	11.86	4,525	1.82%	0.49%	0.49%	(2.10)%	(4.41)%
2020	311	19.01	12.41	4,822	2.31%	0.49%	0.85%	7.74%	8.08%
Pioneer Fund VCT Portfolio, Class I
2024	34	35.45	66.29	1,647	0.77%	0.49%	0.85%	22.05%	21.61%
2023	24	29.04	54.51	863	0.88%	0.49%	0.85%	28.30%	27.84%
2022	25	22.64	42.64	695	0.66%	0.49%	0.85%	(57.62)%	55.07%
2021	25	53.42	27.50	884	0.32%	0.49%	0.49%	26.90%	23.92%
2020	26	42.09	22.19	711	0.84%	0.49%	0.85%	23.22%	23.68%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Pioneer Mid Cap Value VCT Portfolio, Class II
2024	4	$25.91	$29.15	$127	1.73%	0.85%	0.85%	4.08%	9.70%
2023	6	24.89	26.57	150	1.72%	0.85%	0.85%	11.26%	11.26%
2022	6	22.38	23.88	131	0.74%	0.85%	0.85%	(12.57)%	42.37%
2021	6	25.59	16.78	154	0.72%	0.49%	0.49%	28.28%	(10.25)%
2020	6	19.95	18.69	128	0.88%	0.85%	0.85%	1.01%	1.01%
Pioneer Select Mid Cap Growth VCT Portfolio, Class I
2024	5	26.34	58.10	248	0.00%	0.49%	0.85%	23.32%	22.88%
2023	5	21.36	47.28	172	0.00%	0.49%	0.85%	18.19%	17.77%
2022	5	18.07	40.15	151	0.00%	0.49%	0.85%	(69.23)%	56.66%
2021	5	58.74	25.63	223	0.00%	0.49%	0.49%	7.15%	4.64%
2020	6	54.81	24.49	273	0.00%	0.49%	0.85%	38.00%	38.53%
Prudential Series Fund Equity Portfolio, Class II
2024	2	49.00	61.62	120	0.00%	0.85%	0.85%	24.73%	24.73%
2023	2	39.29	49.40	97	0.00%	0.85%	0.85%	30.87%	30.87%
2022	2	30.02	37.75	76	0.00%	0.85%	0.85%	(42.64)%	53.09%
2021	4	52.33	24.66	197	0.00%	0.49%	0.49%	21.91%	(27.78)%
2020	5	42.93	34.14	178	0.00%	0.85%	0.85%	27.42%	27.40%
Prudential Series Fund Natural Resources Portfolio, Class II
2024	2	15.83	15.83	29	0.00%	0.85%	0.85%	3.07%	3.07%
2023	2	15.36	15.36	28	0.00%	0.85%	0.85%	0.72%	0.72%
2022	2	15.25	15.25	28	0.00%	0.85%	0.85%	17.38%	99.53%
2021	2	12.99	7.64	23	0.00%	0.49%	0.49%	27.28%	(25.12)%
2020	2	10.21	10.21	19	0.00%	0.85%	0.85%	10.84%	10.84%
Putnam VT Core Equity Fund, Class IA
2024	7	35.79	35.79	242	0.82%	0.65%	0.65%	26.49%	26.49%
2023	7	28.29	28.29	202	0.68%	0.65%	0.65%	27.53%	27.53%
2022	6	22.18	22.18	128	1.77%	0.65%	0.65%	(18.14)%	(14.80)%
2021	7	27.10	26.04	178	0.92%	0.49%	0.49%	33.75%	28.50%
2020	8	20.26	20.26	167	0.74%	0.65%	0.65%	16.87%	16.87%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Global Asset Allocation Fund, Class IA
2024	7	$18.92	$16.42	$130	2.20%	0.65%	0.85%	15.87%	2.13%
2023	12	16.33	16.08	193	1.79%	0.65%	0.85%	17.02%	16.79%
2022	12	13.95	13.77	165	1.62%	0.65%	0.85%	(17.12)%	(16.53)%
2021	12	16.83	16.49	197	0.91%	0.49%	0.49%	15.62%	12.23%
2020	12	14.56	14.70	172	2.27%	0.65%	0.85%	11.66%	11.85%
Putnam VT Global Health Care Fund, Class IB
2024	22	23.53	35.47	640	0.46%	0.49%	0.85%	0.93%	0.56%
2023	21	23.32	35.27	624	0.30%	0.49%	0.85%	8.60%	8.21%
2022	22	21.47	32.60	589	0.40%	0.49%	0.85%	(39.03)%	48.02%
2021	21	35.21	22.02	613	1.07%	0.49%	0.49%	20.89%	15.61%
2020	22	29.13	19.05	530	0.49%	0.49%	0.85%	15.27%	15.73%
Putnam VT Income Fund, Class IA
2024	35	10.62	10.26	367	5.94%	0.49%	0.85%	2.05%	(1.05)%
2023	37	10.41	10.23	379	5.87%	0.49%	0.69%	4.45%	4.24%
2022	36	9.96	9.81	361	5.96%	0.49%	0.69%	(13.91)%	(13.16)%
2021	38	11.57	11.30	440	1.61%	0.49%	0.49%	(3.82)%	(7.16)%
2020	37	12.03	12.17	442	5.24%	0.49%	0.69%	5.28%	5.47%
Putnam VT International Equity Fund, Class IA
2024	1	17.08	15.64	16	2.88%	0.49%	0.69%	10.25%	2.52%
2023	3	15.49	15.26	52	0.00%	0.49%	0.69%	3.18%	3.09%
Putnam VT International Value Fund, Class IA
2024	4	15.15	15.15	57	2.53%	0.49%	0.49%	4.92%	4.92%
2023	4	14.44	14.44	53	1.66%	0.49%	0.49%	18.50%	18.50%
2022	4	12.19	12.19	47	2.57%	0.49%	0.49%	(7.15)%	(4.90)%
2021	6	13.12	12.81	74	2.10%	0.49%	0.49%	14.72%	11.99%
2020	6	11.44	11.44	65	3.26%	0.49%	0.49%	3.72%	3.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Large Cap Value Fund, Class IB
2024	28	$28.42	$47.96	$1,038	1.09%	0.49%	0.85%	18.56%	18.13%
2023	32	23.97	40.60	985	2.00%	0.49%	0.85%	15.10%	14.69%
2022	33	20.83	35.40	897	1.47%	0.49%	0.85%	(44.79)%	68.38%
2021	32	37.73	21.02	836	1.21%	0.49%	0.49%	29.20%	23.27%
2020	35	29.20	17.06	757	1.92%	0.49%	0.85%	4.92%	5.28%
Putnam VT Mortgage Securities Fund
2024	39	10.27	10.98	420	6.55%	0.49%	0.85%	4.24%	3.87%
2023	35	9.85	10.57	360	15.68%	0.49%	0.85%	4.76%	4.38%
2022	36	9.40	10.12	355	9.23%	0.49%	0.85%	(19.09)%	(0.99)%
2021	55	11.62	10.22	589	0.00%	0.49%	0.49%	(2.33)%	(6.82)%
2020	54	11.90	10.97	606	10.11%	0.49%	0.85%	(2.40)%	(2.03)%
Royce Capital Fund Small Cap Portfolio, Service Class
2024	2	36.19	35.07	76	0.81%	0.65%	0.85%	2.59%	2.38%
2023	3	35.28	34.26	92	0.66%	0.65%	0.85%	24.72%	24.47%
2022	4	28.28	27.52	102	0.08%	0.65%	0.85%	(10.00)%	92.03%
2021	4	31.43	14.33	115	1.12%	0.49%	0.49%	30.62%	25.88%
2020	4	24.06	11.39	100	0.95%	0.49%	0.85%	(8.10)%	(7.81)%
Schwab Government Money Market Portfolio
2024	643	11.07	13.65	7,546	4.93%	0.49%	0.85%	4.55%	4.17%
2023	602	10.59	13.10	6,873	4.77%	0.49%	0.85%	4.37%	4.00%
2022	655	10.15	12.60	7,266	1.46%	0.49%	0.85%	(19.00)%	33.90%
2021	752	12.53	9.41	8,143	0.06%	0.49%	0.49%	(0.79)%	(6.77)%
2020	867	12.63	10.09	9,414	0.30%	0.49%	0.85%	(0.59)%	(0.16)%
Schwab S&P 500 Index Fund
2024	567	34.96	87.36	27,146	1.47%	0.49%	0.85%	24.34%	23.89%
2023	637	28.11	70.52	24,296	1.43%	0.49%	0.85%	25.61%	25.16%
2022	645	22.38	56.34	19,734	1.26%	0.49%	0.85%	(67.75)%	110.81%
2021	742	69.39	26.73	27,851	1.27%	0.49%	0.49%	27.58%	24.59%
2020	762	54.39	21.45	22,796	1.20%	0.49%	0.85%	17.27%	17.67%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Schwab VIT Balanced Portfolio
2024	1	$14.43	$13.93	$17	2.69%	0.49%	0.69%	9.28%	7.11%
2023	4	13.21	13.01	52	1.94%	0.49%	0.69%	11.41%	11.19%
2022	4	11.85	11.70	50	1.53%	0.49%	0.69%	(15.13)%	(15.30)%
2021	4	13.97	13.81	62	1.30%	0.49%	0.49%	8.67%	6.44%
2020	8	12.85	12.97	99	1.70%	0.49%	0.69%	7.45%	7.74%
Schwab VIT Balanced with Growth Portfolio
2024	36	16.22	15.94	582	2.08%	0.49%	0.69%	9.44%	9.22%
2023	37	14.82	14.59	538	1.72%	0.49%	0.69%	14.30%	14.07%
2022	43	12.96	12.79	556	1.63%	0.49%	0.69%	(16.41)%	(16.58)%
2021	44	15.51	15.34	672	1.34%	0.49%	0.49%	11.92%	9.63%
2020	44	13.86	13.99	612	2.22%	0.49%	0.69%	9.29%	9.54%
Schwab VIT Growth Portfolio
2024	3	18.17	18.17	47	1.90%	0.49%	0.49%	11.23%	11.23%
2023	3	16.34	16.34	44	1.55%	0.49%	0.49%	16.95%	16.95%
2022	3	13.97	13.97	38	1.69%	0.49%	0.49%	(17.65)%	(16.71)%
2021	3	16.96	16.77	51	1.27%	0.49%	0.49%	14.11%	12.82%
2020	3	14.87	14.87	42	2.23%	0.49%	0.49%	10.79%	10.79%
T. Rowe Price Health Sciences Portfolio
2024	7	26.33	25.78	189	0.00%	0.49%	0.69%	1.16%	0.95%
2023	10	26.03	25.53	263	0.00%	0.49%	0.69%	2.46%	2.25%
2022	11	25.41	24.97	277	0.00%	0.49%	0.69%	(12.90)%	(13.07)%
2021	12	29.17	28.73	350	0.00%	0.49%	0.49%	14.06%	10.84%
2020	12	25.57	25.92	318	0.00%	0.49%	0.69%	28.71%	29.00%
T. Rowe Price Health Sciences Portfolio, Class II
2024	13	25.21	25.21	322	0.00%	0.65%	0.65%	0.76%	0.76%
2023	13	25.02	25.02	319	0.00%	0.65%	0.65%	2.02%	2.02%
2022	13	24.52	24.52	313	0.00%	0.65%	0.65%	(16.05)%	(11.92)%
2021	9	29.21	27.84	255	0.00%	0.65%	0.65%	15.83%	10.41%
2020	12	25.22	25.22	294	0.00%	0.65%	0.65%	28.46%	28.46%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Templeton Foreign VIP Fund, Class 2
2024	10	$10.38	$10.16	$102	2.40%	0.49%	0.69%	(1.48)%	(1.68)%
2023	10	10.54	10.34	103	2.95%	0.49%	0.69%	20.17%	19.93%
2022	12	8.77	11.92	114	3.06%	0.49%	0.85%	(34.17)%	28.47%
2021	12	13.32	9.28	124	1.98%	0.49%	0.49%	5.71%	0.85%
2020	15	12.60	9.20	159	3.64%	0.49%	0.85%	(2.01)%	(1.68)%
Templeton Global Bond VIP Fund, Class 2
2024	9	7.65	7.86	71	0.00%	0.49%	0.85%	(11.81)%	(7.91)%
2023	25	8.68	8.54	218	0.00%	0.49%	0.85%	2.38%	2.02%
2022	26	8.47	8.37	217	0.00%	0.49%	0.85%	(6.01)%	(4.01)%
2021	35	9.02	8.72	309	0.00%	0.49%	0.49%	(4.34)%	(8.01)%
2020	34	9.42	9.48	317	9.05%	0.49%	0.85%	(6.03)%	(5.71)%
Third Avenue Value Fund
2024	3	18.19	16.63	58	2.54%	0.65%	0.85%	(2.91)%	(3.10)%
2023	3	18.73	17.17	59	2.39%	0.65%	0.85%	20.06%	19.82%
2022	3	15.60	14.33	49	1.49%	0.65%	0.85%	15.31%	15.08%
2021	3	13.53	12.45	43	0.70%	0.65%	0.65%	31.58%	11.60%
2020	3	10.28	11.16	35	2.87%	0.65%	0.85%	(3.25)%	(3.08)%
Touchstone VST Bond Fund
2024	76	10.70	13.37	991	7.33%	0.49%	0.85%	1.69%	1.32%
2023	56	10.52	13.20	715	4.81%	0.49%	0.85%	5.56%	5.18%
2022	55	9.96	12.55	668	1.77%	0.49%	0.85%	(33.86)%	10.97%
2021	72	15.06	11.31	981	2.44%	0.49%	0.49%	0.45%	(4.34)%
2020	72	15.00	11.82	1,010	1.71%	0.49%	0.85%	8.75%	9.16%
Touchstone VST Common Stock Fund
2024	2	30.89	70.50	124	0.36%	0.49%	0.85%	14.20%	20.45%
2023	5	27.05	58.54	225	0.44%	0.49%	0.85%	26.04%	25.59%
2022	5	21.46	46.61	183	0.42%	0.49%	0.85%	(63.34)%	82.88%
2021	8	58.55	25.49	385	0.55%	0.49%	0.49%	30.01%	23.80%
2020	8	45.03	20.59	313	0.82%	0.49%	0.85%	22.64%	23.06%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Touchstone VST Common Stock Fund, Service Class
2024	6	$71.64	$69.43	$417	0.45%	0.65%	0.85%	20.47%	20.23%
2023	6	59.47	57.75	357	0.64%	0.65%	0.85%	25.53%	25.29%
2022	6	47.37	46.10	296	0.24%	0.65%	0.85%	(18.32)%	85.84%
2021	7	58.00	24.80	381	0.40%	0.49%	0.49%	29.73%	23.52%
2020	7	44.70	20.08	318	0.48%	0.49%	0.85%	22.44%	22.89%
Touchstone VST Small Company Fund
2024	1	26.52	59.84	28	0.15%	0.49%	0.85%	13.14%	12.74%
2023	2	23.44	53.08	98	0.16%	0.49%	0.85%	16.03%	15.62%
2022	3	20.20	45.91	129	0.03%	0.49%	0.85%	(63.61)%	98.86%
2021	3	55.50	23.09	153	0.07%	0.49%	0.49%	26.28%	20.25%
2020	4	43.95	19.20	161	0.15%	0.49%	0.85%	17.71%	18.15%
VanEck VIP Global Resources Fund
2024	6	12.76	12.37	64	2.52%	0.65%	0.85%	(3.72)%	(3.91)%
2023	10	13.25	12.87	119	2.54%	0.65%	0.85%	(4.46)%	(4.65)%
2022	11	13.87	13.50	139	1.59%	0.65%	0.85%	7.42%	81.53%
2021	9	12.91	7.43	119	0.30%	0.49%	0.49%	20.69%	(32.11)%
2020	10	10.70	10.95	110	0.82%	0.65%	0.85%	17.82%	18.00%
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I
2024	6	13.18	13.18	149	5.22%	0.85%	0.85%	1.90%	1.90%
2023	14	12.93	12.93	238	3.89%	0.85%	0.85%	10.46%	10.46%
2022	19	11.71	11.71	269	4.28%	0.85%	0.85%	(10.02)%	16.25%
2021	23	13.01	10.07	337	4.77%	0.49%	0.49%	(2.42)%	(26.22)%
2020	23	13.34	13.65	338	6.33%	0.65%	0.85%	7.99%	8.25%
Vanguard VIF Capital Growth Portfolio
2024	23	33.65	32.94	779	1.11%	0.49%	0.69%	12.85%	12.63%
2023	24	29.82	29.25	718	1.05%	0.49%	0.69%	27.36%	27.10%
2022	25	23.41	23.01	583	0.88%	0.49%	0.69%	(15.90)%	(16.07)%
2021	25	27.84	27.42	699	0.92%	0.49%	0.49%	22.55%	19.13%
2020	29	22.71	23.02	678	1.52%	0.49%	0.69%	16.66%	16.89%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Diversified Value Portfolio
2024	12	$25.05	$24.52	$290	1.57%	0.49%	0.69%	14.32%	14.09%
2023	12	21.91	21.49	269	1.39%	0.49%	0.69%	19.54%	19.30%
2022	13	18.33	18.01	242	1.13%	0.49%	0.69%	(11.92)%	(12.10)%
2021	14	20.81	20.49	285	1.07%	0.49%	0.49%	31.55%	27.87%
2020	15	15.82	16.03	237	2.54%	0.49%	0.69%	11.01%	11.22%
Vanguard VIF Mid-Cap Index Portfolio
2024	27	25.34	24.81	678	1.39%	0.49%	0.69%	14.51%	14.28%
2023	25	22.13	21.71	558	1.42%	0.49%	0.69%	15.27%	15.04%
2022	26	19.20	18.87	487	1.14%	0.49%	0.69%	(19.22)%	(19.38)%
2021	26	23.76	23.40	623	1.09%	0.49%	0.49%	25.39%	21.88%
2020	27	18.95	19.20	515	1.58%	0.49%	0.69%	17.27%	17.52%
Vanguard VIF Real Estate Index Portfolio
2024	14	17.38	17.01	235	3.25%	0.49%	0.69%	4.23%	4.02%
2023	16	16.67	16.36	268	2.42%	0.49%	0.69%	11.15%	10.93%
2022	16	15.00	14.74	241	1.87%	0.49%	0.69%	(26.66)%	(26.80)%
2021	16	20.45	20.14	324	2.01%	0.49%	0.49%	41.38%	37.41%
2020	16	14.47	14.66	238	2.92%	0.49%	0.69%	(5.51)%	(5.31)%
Vanguard VIF Small Company Growth Portfolio
2024	17	23.64	23.14	392	0.53%	0.49%	0.69%	10.83%	10.61%
2023	17	21.33	20.92	363	0.40%	0.49%	0.69%	19.06%	18.83%
2022	17	17.91	17.61	310	0.27%	0.49%	0.69%	(25.72)%	(25.86)%
2021	18	24.11	23.75	434	0.37%	0.49%	0.49%	15.17%	11.94%
2020	19	20.94	21.22	396	0.72%	0.49%	0.69%	22.37%	22.56%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees and excluding investment advisory expenses, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.